THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
COMMON STOCKS* — 99.3%
	Aerospace & Defense — 2.5%
12,597	ATI, Inc.[1]	$2,361,182
12,444	General Electric Co.	4,480,711
13,824	Howmet Aerospace, Inc.	3,901,962
		10,743,855
	Air Freight & Logistics — 0.5%
7,780	FedEx Corp.	2,391,572
	Automobile Components — 0.9%
61,859	BorgWarner, Inc.	3,942,893
	Automobiles — 1.9%
91,251	General Motors Co.	8,108,564
	Banks — 3.4%
50,956	Bank of America Corp.	3,156,724
26,866	Citigroup, Inc.	3,558,402
258,674	Regions Financial Corp.	8,005,960
		14,721,086
	Beverages — 0.5%
73,674	Keurig Dr. Pepper, Inc.	2,292,735
	Biotechnology — 5.0%
72,368	BioMarin Pharmaceutical, Inc.[1]	4,343,527
24,277	Gilead Sciences, Inc.	3,161,108
51,196	Halozyme Therapeutics, Inc.[1,2]	4,225,718
39,920	Incyte Corp.[1]	4,771,238
3,934	Regeneron Pharmaceuticals, Inc.	3,000,187
4,246	United Therapeutics Corp.[1]	2,198,197
		21,699,975
	Broadline Retail — 1.9%
71,256	eBay, Inc.	8,123,897
	Capital Markets — 3.1%
24,109	CME Group, Inc.	6,456,149
27,113	Intercontinental Exchange, Inc.	4,134,190
28,594	Nasdaq, Inc.	2,693,269
		13,283,608
	Chemicals — 0.5%
18,646	PPG Industries, Inc.	2,060,756
	Commercial Services & Supplies — 0.9%
132,613	Copart, Inc.[1]	3,861,691
	Communications Equipment — 3.7%
47,415	Arista Networks, Inc.[1]	8,551,295
19,200	F5, Inc.[1]	7,729,344
		16,280,639
	Consumer Staples Distribution & Retail — 0.5%
15,493	Target Corp.	2,238,584
	Diversified Telecommunication Services — 0.9%
159,288	Comcast Corp. Class A	3,816,540
	Electric Utilities — 1.9%
41,837	Edison International	3,069,581
28,829	Eversource Energy	2,063,868
See Notes to Schedules of Portfolio Investments

1

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
71,777	Exelon Corp.	$3,288,822
		8,422,271
	Electrical Equipment — 1.5%
27,055	AMETEK, Inc.	6,539,464
	Electronic Equipment, Instruments & Components — 1.0%
21,779	TE Connectivity PLC	4,479,723
	Energy Equipment & Services — 0.9%
122,585	Halliburton Co.	3,953,366
	Entertainment — 1.5%
19,873	Roku, Inc.[1]	2,881,784
39,400	Walt Disney Co.	3,789,886
		6,671,670
	Financial Services — 4.7%
23,240	Corpay, Inc.[1]	8,880,236
6,338	Mastercard, Inc. Class A	3,632,308
90,039	PayPal Holdings, Inc.	5,151,131
7,808	Visa, Inc. Class A	2,858,743
		20,522,418
	Food Products — 0.5%
80,610	Kraft Heinz Co.	2,083,769
	Ground Transportation — 0.9%
58,413	Uber Technologies, Inc.[1]	4,109,939
	Health Care Equipment & Supplies — 0.5%
23,511	Edwards Lifesciences Corp.[1]	2,023,592
	Health Care Providers & Services — 3.2%
14,750	Cigna Group	4,115,987
12,953	Elevance Health, Inc.	4,868,256
28,644	Universal Health Services, Inc. Class B	4,824,795
		13,809,038
	Hotel & Resort REITs — 0.6%
110,873	Host Hotels & Resorts, Inc.	2,786,239
	Hotels, Restaurants & Leisure — 2.1%
21,742	Airbnb, Inc. Class A1	3,294,348
13,203	Expedia Group, Inc.	3,891,452
42,517	Las Vegas Sands Corp.	2,078,656
		9,264,456
	Household Durables — 0.5%
14,489	Toll Brothers, Inc.	2,113,800
	Household Products — 1.0%
22,212	Church & Dwight Co., Inc.	2,194,768
22,438	Colgate-Palmolive Co.	2,048,589
		4,243,357
	Insurance — 1.5%
11,750	Aon PLC Class A	4,236,462
11,643	Marsh & McLennan Cos., Inc.	2,208,561
		6,445,023
See Notes to Schedules of Portfolio Investments

2

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — 3.1%
20,898	Alphabet, Inc. Class A	$7,442,405
59,383	Match Group, Inc.	2,340,284
6,609	Meta Platforms, Inc. Class A	3,679,296
		13,461,985
	IT Services — 4.3%
35,200	Amdocs Ltd.	1,961,344
48,870	Cognizant Technology Solutions Corp. Class A	2,704,955
42,267	Okta, Inc.[1]	5,998,955
40,537	Twilio, Inc. Class A1	7,999,977
		18,665,231
	Life Sciences Tools & Services — 1.1%
16,274	Agilent Technologies, Inc.	2,251,833
4,070	Medpace Holdings, Inc.[1]	2,348,838
		4,600,671
	Machinery — 2.7%
79,251	Gates Industrial Corp. Ltd.[1]	2,217,443
7,414	Snap-on, Inc.	3,042,780
21,714	Toro Co.	1,994,865
15,256	Westinghouse Air Brake Technologies Corp.	4,437,360
		11,692,448
	Media — 3.0%
104,428	Fox Corp. Class A	6,080,843
33,934	New York Times Co. Class A	2,541,317
157,929	News Corp. Class A	4,352,523
		12,974,683
	Metals & Mining — 1.0%
45,225	Newmont Corp.	4,238,035
	Oil, Gas & Consumable Fuels — 3.0%
154,757	APA Corp.[2]	5,775,531
22,462	Chevron Corp.	4,421,195
29,831	HF Sinclair Corp.	2,728,642
		12,925,368
	Pharmaceuticals — 1.0%
63,711	Bristol-Myers Squibb Co.	4,160,965
	Professional Services — 1.2%
10,053	Automatic Data Processing, Inc.	2,678,722
20,249	Leidos Holdings, Inc.	2,340,785
		5,019,507
	Real Estate Management & Development — 0.8%
25,103	CBRE Group, Inc. Class A1	3,685,371
	Retail REITs — 1.5%
28,525	Simon Property Group, Inc.	6,542,779
	Semiconductors & Semiconductor Equipment — 13.8%
32,669	Amkor Technology, Inc.	1,629,203
14,928	Applied Materials, Inc.	7,578,498
38,050	Cirrus Logic, Inc.[1]	4,921,768
19,566	FormFactor, Inc.[1]	2,077,909
138,126	Intel Corp.[1]	12,458,965
See Notes to Schedules of Portfolio Investments

3

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
26,034	Lam Research Corp.	$7,628,483
29,827	Marvell Technology, Inc.	5,594,352
9,167	Micron Technology, Inc.	7,544,716
21,207	NVIDIA Corp.	4,257,305
78,644	ON Semiconductor Corp.[1]	6,418,137
		60,109,336
	Software — 6.9%
9,358	Adobe, Inc.[1]	2,343,337
84,805	Docusign, Inc.[1]	4,649,858
133,310	Dropbox, Inc. Class A1	4,340,574
48,567	Dynatrace, Inc.[1]	2,152,489
14,896	Intuit, Inc.	4,708,179
326,970	UiPath, Inc. Class A1,2	4,172,137
79,122	Zoom Communications, Inc.[1]	7,601,250
		29,967,824
	Specialized REITs — 0.6%
2,679	Equinix, Inc.	2,730,651
	Specialty Retail — 2.9%
84,672	Gap, Inc.	1,701,060
25,175	Ross Stores, Inc.	6,320,687
28,031	TJX Cos., Inc.	4,410,398
		12,432,145
	Technology Hardware, Storage & Peripherals — 3.0%
59,980	Everpure, Inc. Class A1	4,628,656
172,762	Hewlett Packard Enterprise Co.	8,275,300
		12,903,956
	Tobacco — 0.9%
56,902	Altria Group, Inc.	3,888,114
	TOTAL COMMON STOCKS (Cost $282,287,301)	431,033,589
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$2,888,425	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $2,888,680, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $2,942,300, coupon rate of 3.375%, due 2/29/28, market value of $2,946,272)	2,888,425
	TOTAL REPURCHASE AGREEMENT (Cost $2,888,425)	2,888,425
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.2%
13,913,245	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[3]	13,913,245
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $13,913,245)	13,913,245
See Notes to Schedules of Portfolio Investments

4

THE GLENMEDE FUND, INC.

Disciplined U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)
Shares		Value
TOTAL INVESTMENTS (Cost $299,088,971)	103.2%	$447,835,259
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.2)	(13,961,086)
NET ASSETS	100.0%	$433,874,173

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.
See Notes to Schedules of Portfolio Investments

5

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
COMMON STOCKS* — 99.0%
	Aerospace & Defense — 3.4%
48,655	General Electric Co.	$17,519,206
99,252	Howmet Aerospace, Inc.	28,014,869
		45,534,075
	Beverages — 1.7%
229,526	Monster Beverage Corp.[1]	22,121,716
	Biotechnology — 2.9%
326,271	Incyte Corp.[1]	38,995,910
	Broadline Retail — 0.8%
88,645	eBay, Inc.	10,106,417
	Building Products — 2.0%
59,616	Trane Technologies PLC	27,122,299
	Capital Markets — 0.5%
68,799	Charles Schwab Corp.	7,240,407
	Commercial Services & Supplies — 0.4%
61,880	Veralto Corp.	5,827,240
	Communications Equipment — 3.0%
218,819	Arista Networks, Inc.[1]	39,464,007
	Construction & Engineering — 2.1%
34,510	EMCOR Group, Inc.	27,519,309
	Electronic Equipment, Instruments & Components — 5.5%
246,695	Amphenol Corp. Class A	39,643,886
27,675	Fabrinet[1]	12,049,972
67,101	Jabil, Inc.	21,140,170
		72,834,028
	Entertainment — 5.8%
363,419	Netflix, Inc.[1]	26,060,777
179,746	Roku, Inc.[1]	26,064,967
48,274	Spotify Technology SA1	24,134,104
		76,259,848
	Financial Services — 3.9%
37,514	Corpay, Inc.[1]	14,334,475
13,677	Mastercard, Inc. Class A	7,838,289
80,733	Visa, Inc. Class A	29,558,773
		51,731,537
	Health Care Equipment & Supplies — 1.9%
305,544	Dexcom, Inc.[1]	25,497,647
	Health Care Providers & Services — 0.5%
22,926	Cencora, Inc.	7,137,781
	Hotels, Restaurants & Leisure — 2.7%
29,825	Booking Holdings, Inc.	5,753,243
102,426	Expedia Group, Inc.	30,189,039
		35,942,282
	Insurance — 0.8%
52,586	Marsh & McLennan Cos., Inc.	9,975,038
	Interactive Media & Services — 5.7%
93,289	Alphabet, Inc. Class A	33,223,011
See Notes to Schedules of Portfolio Investments

6

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — (Continued)
48,504	Meta Platforms, Inc. Class A	$27,002,662
628,483	Pinterest, Inc. Class A1	15,089,877
		75,315,550
	IT Services — 5.0%
223,536	Okta, Inc.[1]	31,726,465
171,986	Twilio, Inc. Class A1	33,941,437
		65,667,902
	Life Sciences Tools & Services — 1.4%
78,251	IQVIA Holdings, Inc.[1]	18,390,550
	Media — 1.0%
705,444	Trade Desk, Inc. Class A1	12,726,210
	Oil, Gas & Consumable Fuels — 0.6%
34,458	Phillips 66	7,294,069
	Pharmaceuticals — 1.7%
349,571	Bristol-Myers Squibb Co.	22,830,482
	Professional Services — 1.1%
32,530	Automatic Data Processing, Inc.	8,667,944
56,065	Paychex, Inc.	6,550,634
		15,218,578
	Real Estate Management & Development — 0.5%
18,604	Jones Lang LaSalle, Inc.[1]	6,604,978
	Semiconductors & Semiconductor Equipment — 18.7%
67,063	Applied Materials, Inc.	34,045,873
60,573	First Solar, Inc.[1]	12,782,720
157,018	KLA Corp.	28,706,031
103,524	Lam Research Corp.	30,334,602
179,598	Marvell Technology, Inc.	33,685,401
27,181	Micron Technology, Inc.	22,370,778
11,657	Monolithic Power Systems, Inc.	16,623,232
169,734	NVIDIA Corp.	34,074,101
93,112	Teradyne, Inc.	34,236,351
		246,859,089
	Software — 12.2%
46,159	Adobe, Inc.[1]	11,558,676
265,669	Docusign, Inc.[1]	14,566,631
300,404	Dynatrace, Inc.[1]	13,313,906
239,464	Fortinet, Inc.[1]	38,781,195
95,261	Intuit, Inc.	30,109,144
70,167	Microsoft Corp.	32,608,008
180,188	ServiceNow, Inc.[1]	20,042,311
		160,979,871
	Specialized REITs — 0.8%
68,864	Lamar Advertising Co. Class A	11,015,485
	Specialty Retail — 3.2%
97,760	TJX Cos., Inc.	15,381,558
115,213	Williams-Sonoma, Inc.	26,344,605
		41,726,163
See Notes to Schedules of Portfolio Investments

7

THE GLENMEDE FUND, INC.

Disciplined U.S. Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 7.3%
90,553	Apple, Inc.	$27,972,727
87,314	Dell Technologies, Inc. Class C	35,394,476
259,522	Everpure, Inc. Class A1	20,027,313
76,546	NetApp, Inc.	13,663,461
		97,057,977
	Textiles, Apparel & Luxury Goods — 1.9%
163,741	Tapestry, Inc.	24,949,216
	TOTAL COMMON STOCKS (Cost $735,807,962)	1,309,945,661
Face Amount
REPURCHASE AGREEMENT* — 1.1%
$13,846,782	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $13,848,006, due 8/3/26, (collateralized by U.S. Treasury Notes with a par value of $14,125,000, coupon rate of 3.375% - 4.375%, due 2/29/28 - 7/31/31, market value of $14,123,815)	13,846,782
	TOTAL REPURCHASE AGREEMENT (Cost $13,846,782)	13,846,782
TOTAL INVESTMENTS (Cost $749,654,744)	100.1%	$1,323,792,443
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(664,225)
NET ASSETS	100.0%	$1,323,128,218

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments

8

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 3.0%
150	General Dynamics Corp.	$57,513
50	Honeywell Aerospace, Inc.[1]	10,337
63	RTX Corp.	13,559
		81,409
	Air Freight & Logistics — 1.1%
96	FedEx Corp.	29,510
	Automobile Components — 1.1%
466	BorgWarner, Inc.	29,703
	Automobiles — 0.5%
914	Ford Motor Co.	13,418
	Banks — 6.1%
209	Citizens Financial Group, Inc.	14,975
512	Columbia Banking System, Inc.	16,010
100	Popular, Inc.	17,521
923	Regions Financial Corp.	28,567
1,048	U.S. Bancorp	66,034
335	Zions Bancorp NA	23,350
		166,457
	Beverages — 0.8%
729	Keurig Dr. Pepper, Inc.	22,686
	Biotechnology — 3.6%
247	Gilead Sciences, Inc.	32,162
87	Regeneron Pharmaceuticals, Inc.	66,349
		98,511
	Broadline Retail — 3.4%
572	eBay, Inc.	65,214
1,149	Macy’s, Inc.	28,518
		93,732
	Building Products — 2.0%
369	Johnson Controls International PLC	54,118
	Capital Markets — 3.4%
204	CME Group, Inc.	54,629
256	Intercontinental Exchange, Inc.	39,035
		93,664
	Chemicals — 2.1%
129	CF Industries Holdings, Inc.	16,149
283	Corteva, Inc.	22,275
133	DuPont de Nemours, Inc.	18,221
		56,645
	Communications Equipment — 2.4%
563	Cisco Systems, Inc.	65,302
	Construction & Engineering — 0.5%
189	AECOM	13,682
	Consumer Finance — 1.9%
1,192	Ally Financial, Inc.	51,649
	Consumer Staples Distribution & Retail — 1.4%
267	Target Corp.	38,579
See Notes to Schedules of Portfolio Investments

9

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Distributors — 0.8%
1,034	LKQ Corp.	$23,213
	Electric Utilities — 3.1%
463	Eversource Energy	33,146
1,101	Exelon Corp.	50,448
		83,594
	Electrical Equipment — 0.8%
93	AMETEK, Inc.	22,479
	Energy Equipment & Services — 2.5%
954	TechnipFMC PLC	68,364
	Entertainment — 1.1%
320	Walt Disney Co.	30,781
	Financial Services — 3.8%
1,014	Corebridge Financial, Inc.	31,627
1,115	Fidelity National Information Services, Inc.	49,918
752	MGIC Investment Corp.	22,590
		104,135
	Food Products — 0.7%
734	Kraft Heinz Co.	18,974
	Ground Transportation — 0.2%
48	Fedex Freight Holding Co., Inc.[1]	6,745
	Health Care Providers & Services — 6.2%
91	Cardinal Health, Inc.	20,933
143	Cigna Group	39,904
571	CVS Health Corp.	59,629
95	Elevance Health, Inc.	35,705
87	Universal Health Services, Inc. Class B	14,654
		170,825
	Hotel & Resort REITs — 1.2%
1,345	Host Hotels & Resorts, Inc.	33,800
	Hotels, Restaurants & Leisure — 1.0%
136	Booking Holdings, Inc.	26,234
	Household Products — 0.4%
117	Clorox Co.	11,177
	Industrial Conglomerates — 0.4%
50	Honeywell International, Inc.	12,152
	Insurance — 3.3%
61	Allstate Corp.	16,109
36	Everest Group Ltd.	13,469
95	Hartford Insurance Group, Inc.	13,482
305	Old Republic International Corp.	13,179
391	Unum Group	33,669
		89,908
	IT Services — 3.5%
507	Amdocs Ltd.	28,250
1,206	Cognizant Technology Solutions Corp. Class A	66,752
		95,002
See Notes to Schedules of Portfolio Investments

10

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — 0.5%
219	Pentair PLC	$14,331
	Media — 1.3%
617	Fox Corp. Class A	35,928
	Metals & Mining — 1.5%
434	Newmont Corp.	40,670
	Oil, Gas & Consumable Fuels — 3.4%
1,240	APA Corp.	46,277
467	Devon Energy Corp.	21,075
170	ExxonMobil Holdings Corp.	26,425
		93,777
	Passenger Airlines — 2.0%
622	Delta Air Lines, Inc.	54,388
	Pharmaceuticals — 5.1%
1,036	Bristol-Myers Squibb Co.	67,661
90	Jazz Pharmaceuticals PLC[1]	22,757
130	Merck & Co., Inc.	16,926
1,341	Pfizer, Inc.	33,539
		140,883
	Professional Services — 1.9%
89	Broadridge Financial Solutions, Inc.	13,702
187	Paychex, Inc.	21,849
205	SS&C Technologies Holdings, Inc.	15,795
		51,346
	Real Estate Management & Development — 0.5%
97	CBRE Group, Inc. Class A1	14,241
	Retail REITs — 1.5%
626	Realty Income Corp.	39,983
	Semiconductors & Semiconductor Equipment — 1.5%
114	Cirrus Logic, Inc.[1]	14,746
436	Skyworks Solutions, Inc.	27,154
		41,900
	Software — 6.1%
182	Intuit, Inc.	57,525
304	Salesforce, Inc.	55,942
558	Zoom Communications, Inc.[1]	53,607
		167,074
	Specialized REITs — 1.0%
1,083	VICI Properties, Inc.	28,537
	Specialty Retail — 2.9%
1,004	Bath & Body Works, Inc.	20,200
398	Best Buy Co., Inc.	34,332
1,236	Gap, Inc.	24,831
		79,363
	Technology Hardware, Storage & Peripherals — 5.2%
1,700	Hewlett Packard Enterprise Co.	81,430
2,207	HP, Inc.	60,185
		141,615
See Notes to Schedules of Portfolio Investments

11

THE GLENMEDE FUND, INC.

Disciplined U.S. Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 1.3%
51	Ralph Lauren Corp.	$19,398
98	Tapestry, Inc.	14,932
		34,330
	Tobacco — 1.8%
711	Altria Group, Inc.	48,583
	TOTAL COMMON STOCKS (Cost $2,074,581)	2,733,397
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$19,177	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $19,178, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $19,600, coupon rate of 3.375%, due 2/29/28, market value of $19,692)	19,177
	TOTAL REPURCHASE AGREEMENT (Cost $19,177)	19,177
TOTAL INVESTMENTS (Cost $2,093,758)	100.5%	$2,752,574
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(14,084)
NET ASSETS	100.0%	$2,738,490

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments

12

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 1.4%
228	AAR Corp.[1]	$31,929
340	V2X, Inc.[1]	30,682
		62,611
	Air Freight & Logistics — 0.4%
1,995	Radiant Logistics, Inc.[1]	16,439
	Automobile Components — 1.3%
1,187	Adient PLC[1]	24,974
320	Phinia, Inc.	23,549
96	Visteon Corp.	10,036
		58,559
	Banks — 11.2%
481	BankUnited, Inc.	22,439
700	Central Pacific Financial Corp.	27,580
965	ConnectOne Bancorp, Inc.	31,787
389	Enterprise Financial Services Corp.	25,795
1,269	Fulton Financial Corp.	30,875
1,044	Hanmi Financial Corp.	33,283
810	Hilltop Holdings, Inc.	31,946
643	HomeTrust Bancshares, Inc.	32,915
599	OFG Bancorp	31,663
493	Origin Bancorp, Inc.	26,982
1,385	Provident Financial Services, Inc.	34,182
639	Renasant Corp.	27,841
569	S&T Bancorp, Inc.	29,673
1,270	Shore Bancshares, Inc.	31,115
402	Southside Bancshares, Inc.	13,069
860	Third Coast Bancshares, Inc.[1]	37,702
306	WSFS Financial Corp.	24,541
		493,388
	Biotechnology — 8.3%
2,581	4D Molecular Therapeutics, Inc.[1]	26,275
15,390	Allogene Therapeutics, Inc.[1]	28,933
1,035	CareDx, Inc.[1]	45,240
3,807	Emergent BioSolutions, Inc.[1]	27,486
7,100	Ironwood Pharmaceuticals, Inc.[1]	30,033
3,300	Kura Oncology, Inc.[1]	29,733
7,522	MiMedx Group, Inc.[1]	31,066
4,929	Myriad Genetics, Inc.[1]	14,097
3,231	Prothena Corp. PLC[1]	26,236
11,683	Recursion Pharmaceuticals, Inc. Class A1,2	35,049
3,251	Rocket Pharmaceuticals, Inc.[1,2]	10,111
2,301	Sarepta Therapeutics, Inc.[1]	34,193
3,340	Vir Biotechnology, Inc.[1]	28,924
		367,376
	Broadline Retail — 0.6%
1,480	Kohl’s Corp.	28,327
	Building Products — 1.1%
544	Gibraltar Industries, Inc.[1]	22,989
1,600	Hayward Holdings, Inc.[1]	24,208
		47,197
See Notes to Schedules of Portfolio Investments

13

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Capital Markets — 1.3%
400	Marex Group Ltd.	$25,968
1,616	WisdomTree, Inc.	31,302
		57,270
	Chemicals — 1.5%
354	Minerals Technologies, Inc.	26,989
5,800	Orion SA	39,150
		66,139
	Commercial Services & Supplies — 2.9%
5,370	ACCO Brands Corp.	22,661
289	Brink’s Co.	34,232
683	Interface, Inc.	23,400
679	OPENLANE, Inc.[1]	26,997
1,313	Pitney Bowes, Inc.	23,017
		130,307
	Communications Equipment — 0.7%
728	NetScout Systems, Inc.[1]	29,608
	Consumer Finance — 2.1%
1,789	EZCORP, Inc. Class A1,2	53,259
1,142	Happen, Inc.[1]	21,858
415	PROG Holdings, Inc.	18,268
		93,385
	Containers & Packaging — 0.5%
4,385	Ardagh Metal Packaging SA	20,741
	Diversified Consumer Services — 3.3%
4,020	Coursera, Inc.[1]	21,346
282	Covista, Inc.[1]	35,208
413	Frontdoor, Inc.[1]	29,996
720	Laureate Education, Inc.[1]	27,583
360	Strategic Education, Inc.	29,520
		143,653
	Diversified REITs — 1.4%
1,236	Broadstone Net Lease, Inc.	26,463
1,263	CTO Realty Growth, Inc.	27,748
291	Essential Properties Realty Trust, Inc.	9,105
		63,316
	Diversified Telecommunication Services — 0.5%
2,932	Liberty Latin America Ltd. Class C1	23,661
	Electrical Equipment — 0.7%
166	EnerSys	30,884
	Electronic Equipment, Instruments & Components — 3.0%
494	Benchmark Electronics, Inc.	39,407
286	Insight Enterprises, Inc.[1]	36,874
182	Itron, Inc.[1]	18,138
62	Plexus Corp.[1]	15,583
125	Sanmina Corp.[1]	23,195
		133,197
	Energy Equipment & Services — 1.6%
3,455	Helix Energy Solutions Group, Inc.[1]	32,857
See Notes to Schedules of Portfolio Investments

14

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)
820	Oceaneering International, Inc.[1]	$40,000
		72,857
	Entertainment — 0.7%
856	Cinemark Holdings, Inc.	31,321
	Financial Services — 2.8%
1,077	EVERTEC, Inc.	32,784
3,426	Pagseguro Digital Ltd. Class A	33,027
2,154	Payoneer Global, Inc.[1]	15,444
1,455	StoneCo Ltd. Class A	16,551
3,951	Western Union Co.[2]	25,128
		122,934
	Food Products — 0.3%
1,102	Dole PLC	15,582
	Gas Utilities — 1.1%
420	Northwest Natural Holding Co.	20,547
391	ONE Gas, Inc.	30,361
		50,908
	Health Care Equipment & Supplies — 2.8%
1,910	Integra LifeSciences Holdings Corp.[1]	31,802
676	Omnicell, Inc.[1]	23,910
2,003	Tandem Diabetes Care, Inc.[1]	39,058
2,506	Varex Imaging Corp.[1,2]	28,042
		122,812
	Health Care Providers & Services — 3.0%
988	AMN Healthcare Services, Inc.[1]	33,226
995	Castle Biosciences, Inc.[1]	27,860
1,149	Pediatrix Medical Group, Inc.[1]	30,460
1,367	Progyny, Inc.[1]	42,555
		134,101
	Health Care Technology — 0.6%
4,174	Teladoc Health, Inc.[1]	28,008
	Hotel & Resort REITs — 1.2%
2,171	DiamondRock Hospitality Co.	28,744
2,201	Sunstone Hotel Investors, Inc.	25,906
		54,650
	Household Durables — 0.7%
303	La-Z-Boy, Inc.	11,932
1,975	Leggett & Platt, Inc.	19,355
		31,287
	Household Products — 1.2%
656	Central Garden & Pet Co. Class A1	24,869
298	Spectrum Brands Holdings, Inc.	26,453
		51,322
	Industrial REITs — 0.2%
181	STAG Industrial, Inc.	6,925
	Insurance — 2.0%
1,173	Hamilton Insurance Group Ltd. Class B	42,181
See Notes to Schedules of Portfolio Investments

15

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — (Continued)
173	HCI Group, Inc.	$30,277
282	United Fire Group, Inc.	14,483
		86,941
	Interactive Media & Services — 1.0%
620	EverQuote, Inc. Class A1	15,636
1,706	QuinStreet, Inc.[1]	26,443
		42,079
	Leisure Equipment & Products — 1.4%
1,738	Callaway Golf Co.[1]	32,084
4,977	Peloton Interactive, Inc. Class A1	31,803
		63,887
	Life Sciences Tools & Services — 3.4%
1,351	10X Genomics, Inc. Class A1	63,862
1,234	Azenta, Inc.[1]	34,712
1,753	Fortrea Holdings, Inc.[1]	33,605
2,201	Ginkgo Bioworks Holdings, Inc.[1]	17,806
		149,985
	Machinery — 6.7%
124	Alamo Group, Inc.	19,725
329	Astec Industries, Inc.	16,667
412	Atmus Filtration Technologies, Inc.	21,272
720	Enerpac Tool Group Corp.	25,733
332	Gorman-Rupp Co.	26,955
2,813	Hillman Solutions Corp.[1]	22,138
704	Kennametal, Inc.	23,915
1,872	Manitowoc Co., Inc.[1]	25,927
1,398	Mueller Water Products, Inc. Class A	35,285
645	Park-Ohio Holdings Corp.	25,755
382	Proto Labs, Inc.[1]	28,669
406	Terex Corp.	25,513
		297,554
	Metals & Mining — 2.2%
266	Commercial Metals Co.	18,279
936	Compass Minerals International, Inc.[1]	27,462
1,783	Constellium SE1	49,532
		95,273
	Multi-Utilities — 0.8%
436	Avista Corp.	17,636
310	Unitil Corp.	16,722
		34,358
	Office REITs — 0.6%
1,126	Postal Realty Trust, Inc. Class A	25,943
	Oil, Gas & Consumable Fuels — 5.6%
180	California Resources Corp.	9,472
2,122	Diversified Energy Co.	28,562
635	Excelerate Energy, Inc. Class A	24,936
2,057	Green Plains, Inc.[1]	34,660
1,000	Navigator Holdings Ltd.	22,350
550	Par Pacific Holdings, Inc.[1]	47,317
521	PBF Energy, Inc. Class A	37,658
See Notes to Schedules of Portfolio Investments

16

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
1,061	World Kinect Corp.	$42,291
		247,246
	Pharmaceuticals — 2.6%
883	Collegium Pharmaceutical, Inc.[1]	31,249
815	Harmony Biosciences Holdings, Inc.[1]	28,721
1,325	Pacira BioSciences, Inc.[1]	34,993
1,840	Perrigo Co. PLC[2]	18,603
		113,566
	Professional Services — 0.8%
412	ExlService Holdings, Inc.[1]	13,979
255	Korn Ferry	20,979
		34,958
	Real Estate Management & Development — 0.7%
2,276	Cushman & Wakefield Ltd.[1]	30,544
	Retail REITs — 1.2%
773	InvenTrust Properties Corp.	27,372
562	Phillips Edison & Co., Inc.	23,879
		51,251
	Semiconductors & Semiconductor Equipment — 0.8%
1,100	Photronics, Inc.[1]	33,319
	Software — 7.2%
1,201	A10 Networks, Inc.	35,514
1,363	Five9, Inc.[1]	37,496
2,800	Freshworks, Inc. Class A1	31,794
1,018	OneSpan, Inc.	15,759
2,100	Pagaya Technologies Ltd. Class A1,2	40,467
3,720	PagerDuty, Inc.[1]	39,358
5,522	Sprinklr, Inc. Class A1	35,120
876	Teradata Corp.[1]	27,147
374	Workiva, Inc.[1]	22,365
5,844	Yext, Inc.[1]	31,908
		316,928
	Specialized REITs — 1.1%
1,244	Four Corners Property Trust, Inc.	31,846
519	Outfront Media, Inc.	16,541
		48,387
	Specialty Retail — 1.3%
222	Abercrombie & Fitch Co. Class A1	22,098
239	Advance Auto Parts, Inc.[2]	13,274
1,317	American Eagle Outfitters, Inc.	22,626
		57,998
	Technology Hardware, Storage & Peripherals — 0.3%
179	Diebold Nixdorf, Inc.[1]	13,173
	Textiles, Apparel & Luxury Goods — 0.5%
633	G-III Apparel Group Ltd.	23,048
	Water Utilities — 1.0%
530	California Water Service Group	26,558
See Notes to Schedules of Portfolio Investments

17

THE GLENMEDE FUND, INC.

Disciplined U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Water Utilities — (Continued)
293	H2O America	$17,970
		44,528
	TOTAL COMMON STOCKS (Cost $3,497,617)	4,399,731
RIGHTS* — 0.0%
	Biotechnology — 0.0%
1,505	Sage Therapeutics, Inc.[1,3]	271
	TOTAL RIGHTS (Cost $0)	271
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$11,316	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $11,317, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $11,600, coupon rate of 3.375%, due 2/29/28, market value of $11,690)	11,316
	TOTAL REPURCHASE AGREEMENT (Cost $11,316)	11,316
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.9%
129,710	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[4]	129,710
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $129,710)	129,710
TOTAL INVESTMENTS (Cost $3,638,643)	102.8%	$4,541,028
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.8)	(124,990)
NET ASSETS	100.0%	$4,416,038

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
[3]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.
See Notes to Schedules of Portfolio Investments

18

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
COMMON STOCKS* — 98.2%
	Japan — 20.8%
54,200	Aisin Corp.	$757,448
153,700	Asahi Kasei Corp.	1,663,984
17,400	Asics Corp.	519,906
99,800	Astellas Pharma, Inc.	1,381,224
15,200	Canon, Inc.	423,026
33,800	Daifuku Co. Ltd.	1,271,019
30,900	KDDI Corp.	567,291
14,600	Komatsu Ltd.[1]	641,793
6,700	Lasertec Corp.	1,596,411
71,000	Mitsubishi Heavy Industries Ltd.	1,679,671
197,000	Nomura Holdings, Inc.	1,882,028
57,000	Obayashi Corp.	1,133,516
35,200	Ono Pharmaceutical Co. Ltd.	527,430
49,200	Otsuka Corp.	1,012,418
55,800	Panasonic Holdings Corp.	1,502,449
20,100	Recruit Holdings Co. Ltd.	1,585,462
35,100	Renesas Electronics Corp.	759,336
101,800	Sanrio Co. Ltd.[1]	814,182
76,700	SBI Holdings, Inc.	1,464,533
31,500	Shionogi & Co. Ltd.	575,832
32,100	Shiseido Co. Ltd.	636,331
36,900	Sony Group Corp.	878,290
56,300	Sumitomo Corp.	590,937
		23,864,517
	Canada — 13.1%
4,298	Agnico Eagle Mines Ltd.	623,981
9,100	Bank of Montreal	1,632,398
17,400	Bank of Nova Scotia	1,526,325
27,300	Barrick Mining Corp.	1,001,951
13,900	Canadian Imperial Bank of Commerce	1,646,364
32,900	Cenovus Energy, Inc.	992,034
23,600	Magna International, Inc.	1,618,507
30,600	Manulife Financial Corp.	1,359,030
12,800	Nutrien Ltd.	883,495
14,500	Rogers Communications, Inc. Class B	490,901
22,929	Suncor Energy, Inc.	1,539,777
14,300	Toronto-Dominion Bank	1,714,144
		15,028,907
	United Kingdom — 12.2%
10,900	Admiral Group PLC	554,125
11,200	British American Tobacco PLC[1]	689,833
16,300	Bunzl PLC	615,553
128,600	CK Hutchison Holdings Ltd.	1,206,896
52,800	GSK PLC	1,374,479
49,800	HSBC Holdings PLC	1,057,779
34,300	Imperial Brands PLC	1,305,937
248,500	Kingfisher PLC	1,033,551
61,118	NatWest Group PLC	581,380
2,700	Next PLC	540,199
105,600	Pearson PLC	1,788,993
59,000	Sage Group PLC[1]	773,862
61,900	Smith & Nephew PLC[1]	966,488
917,100	Vodafone Group PLC	1,456,652
		13,945,727
See Notes to Schedules of Portfolio Investments

19

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Germany — 7.9%
3,300	Allianz SE	$1,645,833
9,400	BASF SE	546,316
25,300	Deutsche Post AG	1,685,130
31,900	Fresenius Medical Care AG	1,635,115
10,700	GEA Group AG	760,681
1,800	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,083,915
9,600	SAP SE	1,745,555
		9,102,545
	Spain — 7.1%
10,531	ACS Actividades de Construccion y Servicios SA	1,339,463
64,800	Banco Bilbao Vizcaya Argentaria SA	1,808,324
66,500	Banco Santander SA	944,599
119,100	CaixaBank SA	1,725,679
50,800	Naturgy Energy Group SA	1,696,477
22,100	Repsol SA	672,284
		8,186,826
	Italy — 6.6%
14,200	Coca-Cola HBC AG Class DI	958,817
49,900	Eni SpA	1,379,861
236,100	Intesa Sanpaolo SpA	1,780,300
144,500	Italgas SpA	1,490,673
22,500	Leonardo SpA	1,430,136
3,500	Prysmian SpA	485,130
		7,524,917
	France — 6.2%
14,400	BNP Paribas SA	1,820,944
14,600	Carrefour SA	268,281
5,800	Eiffage SA	824,329
8,900	Ipsen SA	1,715,979
3,695	Publicis Groupe SA	394,644
12,800	TotalEnergies SE	1,127,984
6,500	Vinci SA	918,570
		7,070,731
	United States — 3.8%
115,500	Haleon PLC	565,532
3,500	Novartis AG	548,086
18,000	Sanofi SA	1,545,751
36,300	Shell PLC	1,655,321
		4,314,690
	Hong Kong — 3.6%
220,700	CK Asset Holdings Ltd.	1,346,308
13,500	Hong Kong Exchanges & Clearing Ltd.	703,369
78,100	Sun Hung Kai Properties Ltd.	1,226,910
804,300	WH Group Ltd.[2]	866,614
		4,143,201
	Netherlands — 3.3%
1,300	ASM International NV1	1,201,075
1,010	ASML Holding NV	1,670,386
4,900	Euronext NV1,2	896,159
		3,767,620
See Notes to Schedules of Portfolio Investments

20

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Australia — 3.2%
55,600	Computershare Ltd.	$1,601,693
95,300	QBE Insurance Group Ltd.	1,658,341
17,400	Woodside Energy Group Ltd.[1]	403,424
		3,663,458
	Switzerland — 3.1%
15,900	ABB Ltd.	1,563,941
14,400	Logitech International SA	1,461,998
680	Zurich Insurance Group AG	517,959
		3,543,898
	Sweden — 2.2%
30,600	Boliden AB	1,532,217
25,000	Volvo AB Class B	956,449
		2,488,666
	Ireland — 1.0%
99,600	AIB Group PLC	1,177,825
	China — 1.0%
166,335	BOC Hong Kong Holdings Ltd.	1,107,147
	Brazil — 1.0%
23,200	Yara International ASA	1,093,478
	Belgium — 0.9%
4,200	UCB SA	1,079,556
	Israel — 0.7%
77,000	Israel Discount Bank Ltd. Class A	805,143
	Denmark — 0.5%
3,900	Carlsberg AS Class B	575,313
	Finland — 0.0%
43	Wartsila OYJ Abp	1,455
	TOTAL COMMON STOCKS (Cost $94,111,159)	112,485,620
Face Amount
REPURCHASE AGREEMENT*—1.3%
$1,496,705	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $1,496,837, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $1,524,700, coupon rate of 3.375%, due 2/29/28, market value of $1,526,837)	1,496,705
	TOTAL REPURCHASE AGREEMENT (Cost $1,496,705)	1,496,705
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.6%
5,301,771	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[3]	5,301,771
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,301,771)	5,301,771
See Notes to Schedules of Portfolio Investments

21

THE GLENMEDE FUND, INC.

Disciplined International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $100,909,635)	104.1%	$119,284,096
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.1)	(4,721,631)
NET ASSETS	100.0%	$114,562,465

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2026, these securities, which are not illiquid, amounted to $1,762,773 or 1.5% of net assets for the Fund.

[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.
See Notes to Schedules of Portfolio Investments

22

THE GLENMEDE FUND, INC.

Energy Resilience Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
COMMON STOCKS* — 99.8%
	Banks — 24.6%
4,863	Bank OZK	$249,472
4,234	Citizens Financial Group, Inc.	303,366
8,205	Columbia Banking System, Inc.	256,570
10,223	First Horizon Corp.	262,118
15,886	FNB Corp.	300,245
13,000	KeyCorp	293,670
1,185	M&T Bank Corp.	291,854
2,538	Pinnacle Financial Partners, Inc.	267,074
1,903	Popular, Inc.	333,424
8,926	Regions Financial Corp.	276,260
4,526	U.S. Bancorp	285,183
3,799	Webster Financial Corp.	293,359
3,700	Zions Bancorp NA	257,890
		3,670,485
	Building Products — 1.6%
659	Carlisle Cos., Inc.	237,187
	Chemicals — 4.1%
13,320	Dow, Inc.	403,463
1,519	DuPont de Nemours, Inc.	208,103
		611,566
	Commercial Services & Supplies — 1.8%
1,308	Republic Services, Inc.	275,399
	Communications Equipment — 6.3%
3,969	Cisco Systems, Inc.	460,364
1,178	F5, Inc.[1]	474,228
		934,592
	Containers & Packaging — 2.0%
27,440	Graphic Packaging Holding Co.	294,431
	Electric Utilities — 8.5%
4,174	Alliant Energy Corp.	295,435
4,478	Edison International	328,551
19,000	PG&E Corp.	330,220
3,026	Pinnacle West Capital Corp.	305,596
		1,259,802
	Electrical Equipment — 2.0%
6,475	Sensata Technologies Holding PLC	299,728
	Electronic Equipment, Instruments & Components — 3.6%
4,664	Flex Ltd.[1]	530,530
	Financial Services — 1.9%
2,816	Voya Financial, Inc.	279,995
	Independent Power & Renewable Electricity Producers — 3.3%
19,565	AES Corp.	287,214
6,500	Clearway Energy, Inc. Class C	206,245
		493,459
	Industrial REITs — 1.7%
1,742	Prologis, Inc.	251,911
	IT Services — 5.2%
3,475	Akamai Technologies, Inc.[1]	400,251
See Notes to Schedules of Portfolio Investments

23

THE GLENMEDE FUND, INC.

Energy Resilience Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
3,616	Cognizant Technology Solutions Corp. Class A	$200,146
15,839	DXC Technology Co.[1]	178,030
		778,427
	Machinery — 4.1%
2,233	Allison Transmission Holdings, Inc.	255,768
2,000	Graco, Inc.	158,760
3,028	Pentair PLC	198,152
		612,680
	Metals & Mining — 2.1%
6,957	Alcoa Corp.	314,874
	Oil, Gas & Consumable Fuels — 5.6%
4,586	HF Sinclair Corp.	419,481
1,310	Valero Energy Corp.	409,899
		829,380
	Professional Services — 1.2%
4,969	KBR, Inc.	181,915
	Residential REITs — 3.0%
1,170	AvalonBay Communities, Inc.	217,164
808	Essex Property Trust, Inc.	229,585
		446,749
	Semiconductors & Semiconductor Equipment — 6.5%
2,503	Cirrus Logic, Inc.[1]	323,763
7,067	Intel Corp.[1]	637,444
		961,207
	Software — 3.5%
975	Salesforce, Inc.	179,420
11,067	Teradata Corp.[1]	342,966
		522,386
	Specialized REITs — 2.4%
1,171	American Tower Corp.	203,005
150	Equinix, Inc.	152,892
		355,897
	Technology Hardware, Storage & Peripherals — 4.8%
15,076	Hewlett Packard Enterprise Co.	722,140
	TOTAL COMMON STOCKS (Cost $11,388,262)	14,864,740
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$64,748	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $64,754, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $66,000, coupon rate of 3.375%, due 2/29/28, market value of $66,133)	64,748
	TOTAL REPURCHASE AGREEMENT (Cost $64,748)	64,748
See Notes to Schedules of Portfolio Investments

24

THE GLENMEDE FUND, INC.

Energy Resilience Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)
Face Amount		Value
TOTAL INVESTMENTS (Cost $11,453,010)	100.3%	$14,929,488
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(38,846)
NET ASSETS	100.0%	$14,890,642

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments

25

THE GLENMEDE FUND, INC.

SMID Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
COMMON STOCKS* — 99.4%
	Banks — 4.5%
3,054	Truist Financial Corp.	$158,319
	Building Products — 4.1%
1,035	Owens Corning	143,762
	Capital Markets — 3.7%
831	Virtus Investment Partners, Inc.	132,420
	Chemicals — 4.8%
2,237	Minerals Technologies, Inc.	170,549
	Construction & Engineering — 4.0%
176	EMCOR Group, Inc.	140,348
	Distributors — 2.7%
4,343	LKQ Corp.	97,500
	Electrical Equipment — 3.2%
617	EnerSys	114,793
	Financial Services — 3.6%
1,779	Euronet Worldwide, Inc.[1]	126,896
	Food Products — 3.3%
4,558	Smithfield Foods, Inc.	118,690
	Health Care Equipment & Supplies — 4.0%
1,791	Globus Medical, Inc. Class A1	141,113
	Health Care Providers & Services — 4.2%
1,732	Henry Schein, Inc.[1]	148,519
	Hotels, Restaurants & Leisure — 4.7%
3,744	MGM Resorts International[1]	166,870
	Insurance — 3.8%
424	RenaissanceRe Holdings Ltd.	135,672
	Interactive Media & Service — 3.7%
3,621	Cargurus, Inc.[1]	131,225
	IT Services — 4.0%
1,005	Okta, Inc.[1]	142,640
	Leisure Equipment & Products — 4.3%
3,102	YETI Holdings, Inc.[1]	151,812
	Multi-Utilities — 3.5%
1,769	Black Hills Corp.	125,970
	Oil, Gas & Consumable Fuels — 5.9%
5,254	World Kinect Corp.	209,424
	Pharmaceuticals — 3.8%
3,023	Supernus Pharmaceuticals, Inc.[1]	134,917
	Professional Services — 3.6%
255	CACI International, Inc. Class A1	126,926
	Retail REITs — 4.8%
4,786	InvenTrust Properties Corp.	169,472
	Software — 11.4%
4,460	Braze, Inc. Class A1,2	111,143
3,177	Dynatrace, Inc.[1]	140,805
See Notes to Schedules of Portfolio Investments

26

THE GLENMEDE FUND, INC.

SMID Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
1,585	Zoom Communications, Inc.[1]	$152,271
		404,219
	Trading Companies & Distributors — 3.8%
396	WESCO International, Inc.	136,022
	TOTAL COMMON STOCKS (Cost $3,216,361)	3,528,078
Face Amount
REPURCHASE AGREEMENT* — 1.1%
$39,864	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $39,868, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $40,700, coupon rate of 3.375%, due 2/29/28, market value of $40,847)	39,864
	TOTAL REPURCHASE AGREEMENT (Cost $39,864)	39,864
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.2%
114,845	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[3]	114,845
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $114,845)	114,845
TOTAL INVESTMENTS (Cost $3,371,070)	103.7%	$3,682,787
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.7)	(131,254)
NET ASSETS	100.0%	$3,551,533

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.
See Notes to Schedules of Portfolio Investments

27

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
COMMON STOCKS* — 93.4%
	Aerospace & Defense — 0.5%
700	General Electric Co.[1]	$252,049
	Air Freight & Logistics — 0.7%
1,120	FedEx Corp.	344,288
	Automobile Components — 1.9%
7,360	Aptiv PLC[2]	415,619
7,080	BorgWarner, Inc.	451,279
		866,898
	Automobiles — 1.0%
5,320	General Motors Co.	472,735
	Banks — 2.1%
1,640	Citigroup, Inc.	217,218
4,680	Hancock Whitney Corp.	360,360
12,380	Regions Financial Corp.	383,161
		960,739
	Beverages — 1.5%
1,280	Boston Beer Co., Inc. Class A2	234,496
4,820	Monster Beverage Corp.[2]	464,552
		699,048
	Biotechnology — 2.5%
7,580	BioMarin Pharmaceutical, Inc.[2]	454,952
2,160	Incyte Corp.[2]	258,163
8,200	Moderna, Inc.[2]	449,524
		1,162,639
	Broadline Retail — 1.9%
7,820	eBay, Inc.	891,558
	Capital Markets — 3.6%
1,940	CME Group, Inc.[1]	519,513
2,780	Intercontinental Exchange, Inc.[1]	423,894
4,560	Nasdaq, Inc.[1]	429,506
2,820	SEI Investments Co.[1]	290,404
		1,663,317
	Chemicals — 1.6%
4,460	Corteva, Inc.	351,047
3,780	PPG Industries, Inc.	417,765
		768,812
	Commercial Services & Supplies — 0.9%
12,800	Tetra Tech, Inc.	424,448
	Construction & Engineering — 1.4%
5,980	AECOM[1]	432,892
260	EMCOR Group, Inc.[1]	207,332
		640,224
	Diversified Consumer Services — 0.4%
39,100	Coursera, Inc.[2]	207,621
	Diversified Telecommunication Services — 0.8%
16,020	AT&T, Inc.	372,465
See Notes to Schedules of Portfolio Investments

28

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 1.8%
8,180	Edison International	$600,167
3,100	Eversource Energy	221,929
		822,096
	Electrical Equipment — 2.8%
1,280	Acuity, Inc.	420,339
2,790	EnerSys[1]	519,080
8,200	Sensata Technologies Holding PLC[1]	379,578
		1,318,997
	Electronic Equipment, Instruments & Components — 3.0%
4,910	Amphenol Corp. Class A	789,037
3,352	Sanmina Corp.[2]	621,997
		1,411,034
	Energy Equipment & Services — 1.0%
23,100	NOV, Inc.	448,833
	Entertainment — 0.4%
2,380	Netflix, Inc.[2]	170,670
	Financial Services — 7.6%
5,940	Block, Inc.[1,2]	482,566
700	Corpay, Inc.[1,2]	267,477
5,160	Global Payments, Inc.[1]	433,853
1,600	Jack Henry & Associates, Inc.[3]	246,464
820	Mastercard, Inc. Class A1	469,942
7,340	PayPal Holdings, Inc.[1]	419,921
18,920	Radian Group, Inc.[1]	737,691
1,340	Visa, Inc. Class A1	490,614
		3,548,528
	Food Products — 0.6%
20,380	Dole PLC	288,173
	Gas Utilities — 0.5%
3,760	New Jersey Resources Corp.	217,666
	Ground Transportation — 0.2%
560	Fedex Freight Holding Co., Inc.[2]	78,697
	Health Care Equipment & Supplies — 1.8%
20,100	Envista Holdings Corp.[2]	548,931
3,300	Merit Medical Systems, Inc.[2]	280,533
		829,464
	Health Care Providers & Services — 1.4%
14,340	Alignment Healthcare, Inc.[2]	212,949
7,320	Centene Corp.[2]	455,450
		668,399
	Hotels, Restaurants & Leisure — 2.9%
2,200	Airbnb, Inc. Class A2	333,344
9,460	Aramark	538,936
1,680	Expedia Group, Inc.	495,163
		1,367,443
	Household Products — 0.9%
2,380	Colgate-Palmolive Co.	217,294
See Notes to Schedules of Portfolio Investments

29

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — (Continued)
1,380	Procter & Gamble Co.	$199,396
		416,690
	Industrial REITs — 0.9%
10,660	STAG Industrial, Inc.	407,852
	Insurance — 2.9%
1,260	Aon PLC Class A	454,293
2,360	Marsh & McLennan Cos., Inc.	447,668
1,400	Willis Towers Watson PLC	470,288
		1,372,249
	Interactive Media & Services — 1.7%
11,960	Match Group, Inc.	471,344
620	Meta Platforms, Inc. Class A	345,160
		816,504
	IT Services — 1.9%
8,800	Amdocs Ltd.	490,336
7,580	Cognizant Technology Solutions Corp. Class A	419,553
		909,889
	Life Sciences Tools & Services — 0.6%
1,200	IQVIA Holdings, Inc.[2]	282,024
	Machinery — 3.0%
28,720	Gates Industrial Corp. Ltd.[1,2]	803,585
9,080	Mueller Industries, Inc.[1]	603,003
		1,406,588
	Media — 2.8%
9,400	Fox Corp. Class A	547,362
4,440	New York Times Co. Class A	332,512
16,060	News Corp. Class A	442,613
		1,322,487
	Multi-Utilities — 1.8%
5,440	Avista Corp.	220,048
13,720	NiSource, Inc.	609,580
		829,628
	Oil, Gas & Consumable Fuels — 2.9%
9,720	Devon Energy Corp.	438,664
3,620	HF Sinclair Corp.	331,121
15,140	World Kinect Corp.	603,480
		1,373,265
	Passenger Airlines — 1.0%
5,440	Delta Air Lines, Inc.	475,674
	Personal Care Products — 0.6%
2,240	Interparfums, Inc.	278,992
	Pharmaceuticals — 1.3%
22,540	Elanco Animal Health, Inc.[2]	594,380
	Professional Services — 3.3%
16,420	Genpact Ltd.	577,492
3,880	Jacobs Solutions, Inc.	523,528
2,940	Korn Ferry	241,874
See Notes to Schedules of Portfolio Investments

30

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Professional Services — (Continued)
1,720	Leidos Holdings, Inc.	$198,832
		1,541,726
	Real Estate Management & Development — 1.6%
2,040	Jones Lang LaSalle, Inc.[2]	724,261
	Retail REITs — 1.8%
13,840	Brixmor Property Group, Inc.	436,098
15,900	Kimco Realty Corp.	405,132
		841,230
	Semiconductors & Semiconductor Equipment — 5.7%
1,238	Applied Materials, Inc.	628,496
2,010	Lam Research Corp.	588,970
6,780	ON Semiconductor Corp.[2]	553,316
15,080	Photronics, Inc.[2]	456,773
7,140	Skyworks Solutions, Inc.	444,679
		2,672,234
	Software — 5.2%
1,720	Adobe, Inc.[2]	430,705
10,180	BlackLine, Inc.[2]	319,652
9,100	Docusign, Inc.[2]	498,953
45,520	Freshworks, Inc. Class A2	516,880
2,500	Salesforce, Inc.	460,050
7,040	Teradata Corp.[2]	218,170
		2,444,410
	Specialized REITs — 1.9%
8,940	Gaming & Leisure Properties, Inc.	400,423
19,340	VICI Properties, Inc.	509,609
		910,032
	Specialty Retail — 1.5%
3,680	CarMax, Inc.[2]	210,717
13,380	Gap, Inc.	268,804
2,740	Urban Outfitters, Inc.[2]	203,253
		682,774
	Technology Hardware, Storage & Peripherals — 0.9%
15,640	HP, Inc.	426,503
	Textiles, Apparel & Luxury Goods — 0.8%
3,980	Deckers Outdoor Corp.[2]	385,582
	Trading Companies & Distributors — 3.6%
10,807	Rush Enterprises, Inc. Class A1	862,290
2,420	WESCO International, Inc.[1]	831,246
		1,693,536
	TOTAL COMMON STOCKS (Cost $34,000,413)	43,705,351
See Notes to Schedules of Portfolio Investments

31

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 4.9%
$2,268,959	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $2,269,159, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $2,314,700, coupon rate of 4.375%, due 7/31/31, market value of $2,314,338)	$2,268,959
	TOTAL REPURCHASE AGREEMENT (Cost $2,268,959)	2,268,959
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.5%
252,000	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[4]	252,000
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $252,000)	252,000
TOTAL LONG INVESTMENTS (Cost $36,521,372)	98.8%	$46,226,310
COMMON STOCKS SOLD SHORT* — (63.7)%
Aerospace & Defense — (4.4)%
(660)	Axon Enterprise, Inc.[2]	(348,322)
(3,020)	Boeing Co.[2]	(652,743)
(1,420)	FTAI Aviation Ltd.	(292,520)
(560)	Northrop Grumman Corp.	(303,789)
(380)	TransDigm Group, Inc.	(476,664)
(2,074,038)
Automobile Components — (0.3)%
(28,800)	QuantumScape Corp.[2]	(150,336)
Automobiles — (0.9)%
(1,420)	Tesla, Inc.[2]	(441,918)
Banks — (1.1)%
(1,340)	Nicolet Bankshares, Inc.	(229,033)
(14,980)	TFS Financial Corp.	(275,782)
(504,815)
Beverages — (0.5)%
(7,520)	Brown-Forman Corp. Class A	(219,734)
Building Products — (1.6)%
(840)	Lennox International, Inc.	(349,339)
(5,440)	Louisiana-Pacific Corp.	(394,019)
(743,358)
Capital Markets — (4.0)%
(1,720)	Blackstone, Inc.	(219,730)
(2,340)	Coinbase Global, Inc. Class A2	(342,248)
(1,540)	Houlihan Lokey, Inc.	(193,255)
(3,100)	KKR & Co., Inc.	(314,433)
(1,090)	S&P Global, Inc.	(449,004)
(7,800)	TPG, Inc.	(340,548)
(1,859,218)
Commercial Services & Supplies — (1.8)%
(4,320)	Casella Waste Systems, Inc. Class A2	(387,547)
(1,960)	Waste Management, Inc.	(444,038)
(831,585)
See Notes to Schedules of Portfolio Investments

32

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Communications Equipment — (0.5)%
(3,200)	Viasat, Inc.[2]	$(246,176)
Consumer Finance — (1.7)%
(2,030)	Capital One Financial Corp.	(424,291)
(2,660)	Nelnet, Inc. Class A	(361,414)
(785,705)
Consumer Staples Distribution & Retail — (1.4)%
(3,680)	Walmart, Inc.	(409,216)
(2,960)	Weis Markets, Inc.	(228,068)
(637,284)
Diversified Consumer Services — (1.0)%
(4,920)	Liberty Live Holdings, Inc. Class C2	(485,112)
Diversified Telecommunication Services — (0.2)%
(8,080)	Cogent Communications Holdings, Inc.	(109,080)
Electric Utilities — (2.1)%
(1,560)	IDACORP, Inc.	(222,940)
(4,940)	MGE Energy, Inc.	(392,878)
(4,140)	NextEra Energy, Inc.	(359,849)
(975,667)
Electronic Equipment, Instruments & Components — (1.9)%
(1,560)	Bel Fuse, Inc. Class B	(424,273)
(527)	Coherent Corp.[2]	(138,543)
(2,200)	Novanta, Inc.[2]	(313,610)
(876,426)
Energy Equipment & Services — (0.8)%
(3,220)	Kodiak Gas Services, Inc.	(189,046)
(2,700)	Tidewater, Inc.[2]	(202,662)
(391,708)
Entertainment — (2.0)%
(4,380)	Atlanta Braves Holdings, Inc. Class C2	(222,635)
(1,200)	Madison Square Garden Sports Corp.[2]	(472,416)
(6,100)	ROBLOX Corp. Class A2	(217,160)
(912,211)
Financial Services — (2.3)%
(2,660)	Affirm Holdings, Inc.[2]	(190,217)
(840)	Berkshire Hathaway, Inc. Class B2	(429,693)
(26,500)	Rocket Cos., Inc. Class A2	(341,850)
(63,860)	UWM Holdings Corp.	(116,225)
(1,077,985)
Food Products — (1.4)%
(1,140)	Hershey Co.	(199,557)
(2,080)	J.M. Smucker Co.	(248,061)
(3,560)	Mondelez International, Inc. Class A	(221,823)
(669,441)
Ground Transportation — (1.2)%
(1,460)	Avis Budget Group, Inc.[2]	(200,662)
(980)	Saia, Inc.[2]	(340,678)
(541,340)
See Notes to Schedules of Portfolio Investments

33

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Health Care Equipment & Supplies — (1.0)%
(9,700)	Boston Scientific Corp.[2]	$(453,281)
Health Care Providers & Services — (0.5)%
(3,540)	RadNet, Inc.[2]	(225,781)
Health Care REITs — (0.4)%
(3,660)	Alexandria Real Estate Equities, Inc.	(188,307)
Hotels, Restaurants & Leisure — (2.5)%
(2,480)	DoorDash, Inc. Class A2	(486,477)
(9,520)	Papa John’s International, Inc.	(284,648)
(1,300)	Royal Caribbean Cruises Ltd.	(413,790)
(1,184,915)
Household Durables — (0.6)%
(4,740)	LGI Homes, Inc.[2]	(258,662)
Household Products — (0.9)%
(4,480)	Clorox Co.	(427,974)
Independent Power & Renewable Electricity Producer — (0.7)%
(3,180)	Ormat Technologies, Inc.	(310,304)
Insurance — (2.6)%
(1,800)	Aflac, Inc.	(229,464)
(1,010)	Kinsale Capital Group, Inc.	(359,984)
(3,340)	Lemonade, Inc.[2]	(161,355)
(5,300)	Old Republic International Corp.	(229,013)
(3,040)	W.R. Berkley Corp.	(220,522)
(1,200,338)
IT Services — (0.5)%
(813)	Cloudflare, Inc. Class A2	(226,811)
Life Sciences Tools & Services — (0.9)%
(310)	Mettler-Toledo International, Inc.[2]	(439,053)
Machinery — (0.9)%
(740)	Deere & Co.	(438,576)
Media — (1.0)%
(3,300)	EchoStar Corp. Class A2	(277,497)
(3,600)	Fox Corp. Class B	(186,984)
(464,481)
Metals & Mining — (1.2)%
(5,100)	Century Aluminum Co.[2]	(228,327)
(24,980)	Hecla Mining Co.	(352,718)
(581,045)
Mortgage REITs — (0.8)%
(24,000)	Starwood Property Trust, Inc.	(383,520)
Office REITs — (0.8)%
(7,100)	SL Green Realty Corp.	(375,803)
Oil, Gas & Consumable Fuels — (1.0)%
(560)	Texas Pacific Land Corp.	(225,445)
(22,880)	Uranium Energy Corp.[2]	(219,648)
(445,093)
See Notes to Schedules of Portfolio Investments

34

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Passenger Airlines — (0.3)%
(20,760)	Joby Aviation, Inc.[2]	$(148,434)
Pharmaceuticals — (0.9)%
(1,840)	Axsome Therapeutics, Inc.[2]	(401,102)
Professional Services — (1.2)%
(1,100)	Equifax, Inc.	(189,882)
(510)	Mobility Global, Inc.[2]	(10,394)
(1,880)	Verisk Analytics, Inc.	(366,318)
(566,594)
Real Estate Management & Development — (0.7)%
(30,300)	Compass, Inc. Class A2	(345,117)
Residential REITs — (0.5)%
(12,740)	Independence Realty Trust, Inc.	(211,866)
Semiconductors & Semiconductor Equipment — (1.6)%
(3,020)	Impinj, Inc.[2]	(457,107)
(520)	SiTime Corp.[2]	(278,304)
(735,411)
Software — (3.4)%
(26,233)	Cleanspark, Inc.[2]	(360,966)
(8,320)	Core Scientific, Inc.[2]	(172,390)
(1,200)	Crowdstrike Holdings, Inc. Class A2	(229,032)
(220)	Fair Isaac Corp.[2]	(247,053)
(2,140)	Hut 8 Corp.[2]	(230,328)
(16,820)	Riot Platforms, Inc.[2]	(339,260)
(1,579,029)
Specialized REITs — (3.3)%
(2,200)	American Tower Corp.	(381,392)
(4,500)	Crown Castle, Inc.	(343,350)
(1,200)	Public Storage	(389,004)
(18,100)	Weyerhaeuser Co.	(453,043)
(1,566,789)
Specialty Retail — (2.2)%
(120)	AutoZone, Inc.[2]	(361,950)
(4,720)	Floor & Decor Holdings, Inc. Class A2	(271,730)
(2,480)	RH2	(410,490)
(1,044,170)
Textiles, Apparel & Luxury Goods — (0.4)%
(5,540)	Oxford Industries, Inc.	(210,077)
Trading Companies & Distributors — (0.6)%
(940)	Watsco, Inc.	(290,742)
Water Utilities — (0.8)%
(2,940)	American Water Works Co., Inc.	(394,460)
Wireless Telecommunication Services — (0.4)%
(980)	T-Mobile U.S., Inc.	(169,256)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(34,613,784))	(29,800,128)
TOTAL SHORT INVESTMENTS (Proceeds $(34,613,784))	(63.7)%	$(29,800,128)
See Notes to Schedules of Portfolio Investments

35

THE GLENMEDE FUND, INC.

Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)
Shares		Value
NET INVESTMENTS (Net Cost $1,907,588)	35.1%	$16,426,182
OTHER ASSETS IN EXCESS OF LIABILITIES	64.9	30,355,619
NET ASSETS	100.0%	$46,781,801

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $6,413,789.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.
See Notes to Schedules of Portfolio Investments

36

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
COMMON STOCKS* — 128.2%
	Air Freight & Logistics — 1.1%
880	FedEx Corp.[1]	$270,512
	Automobiles — 3.3%
31,920	Ford Motor Co.[1]	468,586
4,040	General Motors Co.[1]	358,994
		827,580
	Banks — 3.2%
2,860	Citizens Financial Group, Inc.[1]	204,919
7,180	First Hawaiian, Inc.	199,532
12,752	Regions Financial Corp.	394,675
		799,126
	Biotechnology — 4.1%
5,562	BioMarin Pharmaceutical, Inc.[2]	333,831
5,792	Incyte Corp.[2]	692,260
		1,026,091
	Broadline Retail — 2.7%
4,514	eBay, Inc.[1]	514,641
6,147	Macy’s, Inc.	152,569
		667,210
	Capital Markets — 3.7%
1,565	CME Group, Inc.[1]	419,091
2,260	Intercontinental Exchange, Inc.[1]	344,605
1,580	Nasdaq, Inc.	148,820
		912,516
	Chemicals — 2.4%
2,023	Corteva, Inc.[1]	159,230
2,281	DuPont de Nemours, Inc.[1]	312,497
1,660	Minerals Technologies, Inc.	126,559
		598,286
	Communications Equipment — 5.7%
6,114	Cisco Systems, Inc.[1]	709,163
1,780	F5, Inc.[2]	716,574
		1,425,737
	Construction & Engineering — 1.3%
4,458	AECOM[1]	322,715
	Consumer Staples Distribution & Retail — 0.9%
2,513	Sysco Corp.[1]	214,208
	Containers & Packaging — 0.6%
1,327	Crown Holdings, Inc.	156,387
	Electric Utilities — 2.3%
3,600	Edison International[1]	264,132
4,267	Eversource Energy[1]	305,475
		569,607
	Electrical Equipment — 1.2%
6,340	Sensata Technologies Holding PLC	293,479
	Electronic Equipment, Instruments & Components — 3.8%
1,896	Amphenol Corp. Class A1	304,687
3,603	Flex Ltd.[1,2]	409,841
See Notes to Schedules of Portfolio Investments

37

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)
1,240	Sanmina Corp.[2]	$230,095
		944,623
	Entertainment — 1.2%
3,100	Walt Disney Co.[1]	298,189
	Financial Services — 8.0%
800	Corpay, Inc.[2]	305,688
601	Mastercard, Inc. Class A1	344,433
13,985	NMI Holdings, Inc.[2]	619,535
4,520	PayPal Holdings, Inc.[1]	258,589
20,748	StoneCo Ltd. Class A3	236,009
623	Visa, Inc. Class A1	228,099
		1,992,353
	Food Products — 1.4%
12,910	Smithfield Foods, Inc.[1]	336,176
	Health Care Equipment & Supplies — 3.2%
15,990	Envista Holdings Corp.[2]	436,687
4,056	Merit Medical Systems, Inc.[2]	344,800
		781,487
	Health Care Providers & Services — 1.4%
14,686	Alignment Healthcare, Inc.[2]	218,087
2,033	BrightSpring Health Services, Inc.[2]	121,391
		339,478
	Hotels, Restaurants & Leisure — 5.2%
1,800	Airbnb, Inc. Class A1,2	272,736
4,500	Aramark[1]	256,365
24,051	Brightstar Lottery PLC[1]	241,472
1,122	Expedia Group, Inc.[1]	330,698
3,740	Las Vegas Sands Corp.[1]	182,849
		1,284,120
	Household Products — 1.7%
4,267	Central Garden & Pet Co. Class A2	161,762
2,513	Church & Dwight Co., Inc.[1]	248,310
		410,072
	Industrial REITs — 1.0%
6,779	STAG Industrial, Inc.[1]	259,365
	Insurance — 3.5%
1,596	American International Group, Inc.[1]	125,414
611	Aon PLC Class A1	220,296
474	Travelers Cos., Inc.[1]	177,446
1,063	Willis Towers Watson PLC[1]	357,083
		880,239
	Interactive Media & Services — 5.0%
1,817	Alphabet, Inc. Class A1	647,088
9,718	Match Group, Inc.	382,986
363	Meta Platforms, Inc. Class A1	202,086
		1,232,160
	IT Services — 3.8%
4,282	Akamai Technologies, Inc.[2]	493,201
See Notes to Schedules of Portfolio Investments

38

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
2,300	Amdocs Ltd.	$128,156
2,307	Okta, Inc.[2]	327,432
		948,789
	Leisure Equipment & Products — 0.6%
1,628	Hasbro, Inc.[1]	152,934
	Life Sciences Tools & Services — 0.8%
4,180	10X Genomics, Inc. Class A2	197,589
	Machinery — 6.0%
16,023	Gates Industrial Corp. Ltd.[2]	448,323
4,700	Mueller Water Products, Inc. Class A	118,628
3,871	Terex Corp.[1]	243,254
2,291	Westinghouse Air Brake Technologies Corp.[1]	666,360
		1,476,565
	Marine Transportation — 1.0%
15,107	Costamare, Inc.	235,367
	Media — 3.3%
3,980	Fox Corp. Class A	231,755
2,181	New York Times Co. Class A	163,335
5,357	Omnicom Group, Inc.	421,596
		816,686
	Oil, Gas & Consumable Fuels — 5.9%
15,486	APA Corp.[3]	577,938
7,000	Devon Energy Corp.	315,910
4,420	HF Sinclair Corp.	404,297
5,060	SM Energy Co.	164,551
		1,462,696
	Pharmaceuticals — 1.8%
3,603	Bristol-Myers Squibb Co.[1]	235,312
10,619	Innoviva, Inc.[2]	222,680
		457,992
	Professional Services — 2.7%
11,931	Genpact Ltd.	419,613
1,540	Korn Ferry[1]	126,696
1,720	SS&C Technologies Holdings, Inc.[1]	132,526
		678,835
	Real Estate Management & Development — 3.1%
2,386	CBRE Group, Inc. Class A1,2	350,289
1,208	Jones Lang LaSalle, Inc.[2]	428,876
		779,165
	Retail REITs — 0.6%
4,741	Brixmor Property Group, Inc.[1]	149,389
	Semiconductors & Semiconductor Equipment — 14.3%
1,280	Applied Materials, Inc.	649,817
3,239	Cirrus Logic, Inc.[2]	418,965
2,180	Diodes, Inc.[2]	179,458
1,680	KLA Corp.	307,138
2,248	Lam Research Corp.	658,709
4,535	ON Semiconductor Corp.[2]	370,101
See Notes to Schedules of Portfolio Investments

39

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
5,480	Skyworks Solutions, Inc.	$341,294
1,100	Texas Instruments, Inc.[1]	303,314
3,900	Universal Display Corp.[3]	312,624
		3,541,420
	Software — 7.6%
1,340	Adobe, Inc.[1,2]	335,549
14,269	Box, Inc. Class A2	450,187
29,000	Freshworks, Inc. Class A2	329,295
3,334	ServiceNow, Inc.[1,2]	370,841
11,346	UiPath, Inc. Class A2,3	144,775
2,655	Zoom Communications, Inc.[1,2]	255,066
		1,885,713
	Specialized REITs — 0.7%
6,384	VICI Properties, Inc.[1]	168,218
	Specialty Retail — 3.3%
2,133	Five Below, Inc.[2]	463,138
11,395	Gap, Inc.	228,926
540	Ross Stores, Inc.[1]	135,578
		827,642
	Textiles, Apparel & Luxury Goods — 2.2%
1,086	Deckers Outdoor Corp.[1,2]	105,212
691	Ralph Lauren Corp.	262,815
1,201	Tapestry, Inc.[1]	182,996
		551,023
	Trading Companies & Distributors — 2.6%
1,865	WESCO International, Inc.[1]	640,609
	TOTAL COMMON STOCKS (Cost $22,921,920)	31,812,348
Face Amount
REPURCHASE AGREEMENT* — 0.1%
$21,732	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $21,734, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $22,200, coupon rate of 3.375%, due 2/29/28, market value of $22,293)	21,732
	TOTAL REPURCHASE AGREEMENT (Cost $21,732)	21,732
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.2%
1,285,104	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[4]	1,285,104
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,285,104)	1,285,104
TOTAL LONG INVESTMENTS (Cost $24,228,756)	133.5%	$33,119,184
COMMON STOCKS SOLD SHORT* — (28.3)%
	Aerospace & Defense — (1.1)%
(520)	AeroVironment, Inc.[2]	(77,672)
See Notes to Schedules of Portfolio Investments

40

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Aerospace & Defense — (Continued)
(126)	Axon Enterprise, Inc.[2]	$(66,498)
(95)	TransDigm Group, Inc.	(119,166)
(263,336)
Automobile Components — (0.5)%
(880)	Dorman Products, Inc.[2]	(117,181)
Beverages — (0.3)%
(3,160)	Primo Brands Corp.	(71,732)
Building Products — (1.0)%
(822)	Builders FirstSource, Inc.[2]	(54,614)
(1,343)	Carrier Global Corp.	(83,011)
(158)	Lennox International, Inc.	(65,709)
(948)	Trex Co., Inc.[2]	(41,105)
(244,439)
Capital Markets — (2.5)%
(569)	ARES Management Corp. Class A	(72,883)
(672)	Blackstone, Inc.	(85,848)
(316)	Coinbase Global, Inc. Class A2	(46,218)
(553)	Houlihan Lokey, Inc.	(69,396)
(869)	KKR & Co., Inc.	(88,143)
(600)	PJT Partners, Inc. Class A	(100,986)
(200)	S&P Global, Inc.	(82,386)
(1,722)	TPG, Inc.	(75,182)
(621,042)
Commercial Services & Supplies — (0.7)%
(758)	Casella Waste Systems, Inc. Class A2	(68,000)
(474)	Waste Management, Inc.	(107,385)
(175,385)
Communications Equipment — (0.4)%
(1,300)	Viasat, Inc.[2]	(100,009)
Consumer Finance — (0.7)%
(316)	Capital One Financial Corp.	(66,047)
(760)	Nelnet, Inc. Class A	(103,261)
(169,308)
Consumer Staples Distribution & Retail — (0.3)%
(720)	Walmart, Inc.	(80,064)
Containers & Packaging — (0.4)%
(2,576)	International Paper Co.	(105,178)
Diversified Consumer Services — (0.4)%
(996)	Liberty Live Holdings, Inc. Class C2	(98,206)
Diversified Telecommunication Services — (0.1)%
(1,675)	Cogent Communications Holdings, Inc.	(22,612)
Electronic Equipment, Instruments & Components — (1.2)%
(300)	Coherent Corp.[2]	(78,867)
(1,480)	nLight, Inc.[2]	(101,824)
(869)	Novanta, Inc.[2]	(123,876)
(304,567)
See Notes to Schedules of Portfolio Investments

41

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Entertainment — (0.7)%
(260)	Madison Square Garden Sports Corp.[2]	$(102,357)
(2,320)	ROBLOX Corp. Class A2	(82,592)
(184,949)
Financial Services — (1.3)%
(160)	Berkshire Hathaway, Inc. Class B2	(81,846)
(711)	Federal Agricultural Mortgage Corp. Class C	(161,824)
(6,100)	Rocket Cos., Inc. Class A2	(78,690)
(322,360)
Food Products — (0.4)%
(1,600)	Mondelez International, Inc. Class A	(99,696)
Ground Transportation — (0.7)%
(253)	Saia, Inc.[2]	(87,950)
(280)	Union Pacific Corp.	(81,797)
(169,747)
Hotels, Restaurants & Leisure — (2.9)%
(822)	Cava Group, Inc.[2]	(53,619)
(632)	Hyatt Hotels Corp. Class A	(110,006)
(360)	McDonald’s Corp.	(97,430)
(4,109)	Norwegian Cruise Line Holdings Ltd.[2]	(76,140)
(1,485)	Papa John’s International, Inc.	(44,402)
(221)	Royal Caribbean Cruises Ltd.	(70,344)
(1,896)	Six Flags Entertainment Corp.[2]	(32,858)
(1,106)	Starbucks Corp.	(116,406)
(553)	Texas Roadhouse, Inc.	(113,608)
(714,813)
Household Durables — (0.6)%
(1,122)	LGI Homes, Inc.[2]	(61,228)
(1,400)	Somnigroup International, Inc.	(91,462)
(152,690)
Household Products — (0.4)%
(1,000)	Clorox Co.	(95,530)
Independent Power & Renewable Electricity Producer — (0.3)%
(637)	Ormat Technologies, Inc.	(62,158)
Insurance — (1.4)%
(600)	Aflac, Inc.	(76,488)
(221)	Kinsale Capital Group, Inc.	(78,769)
(1,840)	Lemonade, Inc.[2]	(88,890)
(1,300)	W.R. Berkley Corp.	(94,302)
(338,449)
IT Services — (0.8)%
(316)	Cloudflare, Inc. Class A2	(88,158)
(395)	VeriSign, Inc.	(114,558)
(202,716)
Leisure Equipment & Products — (0.3)%
(840)	Acushnet Holdings Corp.	(85,067)
Machinery — (0.4)%
(180)	Deere & Co.	(106,681)
See Notes to Schedules of Portfolio Investments

42

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Media — (0.4)%
(3,050)	News Corp. Class B	$(95,373)
Metals & Mining — (0.3)%
(569)	Alpha Metallurgical Resources, Inc.[2]	(78,044)
Office REITs — (0.7)%
(5,673)	JBG SMITH Properties	(79,705)
(1,533)	SL Green Realty Corp.	(81,142)
(160,847)
Oil, Gas & Consumable Fuels — (1.3)%
(350)	Diamondback Energy, Inc.	(71,033)
(680)	DT Midstream, Inc.[2]	(93,840)
(6,800)	Uranium Energy Corp.[2]	(65,280)
(1,260)	Williams Cos., Inc.	(90,140)
(320,293)
Professional Services — (0.0)%
(200)	Mobility Global, Inc.[2]	(4,076)
Residential REITs — (0.0)%
(4,424)	Elme Communities	(7,123)
Retail REITs — (0.6)%
(5,641)	Macerich Co.	(145,763)
Software — (1.3)%
(5,920)	Cleanspark, Inc.[2]	(81,459)
(2,212)	PAR Technology Corp.[2]	(37,493)
(5,215)	Riot Platforms, Inc.[2]	(105,187)
(253)	Synopsys, Inc.[2]	(98,356)
(322,495)
Specialized REITs — (0.8)%
(316)	Public Storage	(102,438)
(4,109)	Weyerhaeuser Co.	(102,848)
(205,286)
Specialty Retail — (1.3)%
(32)	AutoZone, Inc.[2]	(96,520)
(1,105)	Carvana Co.[2]	(68,908)
(1,201)	Floor & Decor Holdings, Inc. Class A2	(69,142)
(458)	RH2	(75,808)
(310,378)
Textiles, Apparel & Luxury Goods — (0.6)%
(1,248)	Oxford Industries, Inc.	(47,324)
(14,538)	Under Armour, Inc. Class C2	(94,352)
(141,676)
Trading Companies & Distributors — (0.8)%
(126)	United Rentals, Inc.	(135,987)
(237)	Watsco, Inc.	(73,304)
(209,291)
Water Utilities — (0.4)%
(800)	American Water Works Co., Inc.	(107,336)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(7,936,809))	(7,015,896)
See Notes to Schedules of Portfolio Investments

43

THE GLENMEDE FUND, INC.

Total Market Plus Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)
Shares		Value
TOTAL SHORT INVESTMENTS (Proceeds $(7,936,809))	(28.3)%	$(7,015,896)
NET INVESTMENTS (Net Cost $16,291,947)	105.2%	$26,103,288
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.2)	(1,286,382)
NET ASSETS	100.0%	$24,816,906

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $7,575,670.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.
See Notes to Schedules of Portfolio Investments

44

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 2.7%
12,373	RTX Corp.	$2,662,917
	Banks — 6.3%
10,384	JPMorgan Chase & Co.	3,652,987
10,156	PNC Financial Services Group, Inc.	2,537,680
		6,190,667
	Beverages — 1.2%
8,286	PepsiCo, Inc.	1,156,394
	Broadline Retail — 3.0%
10,924	Amazon.com, Inc.[1]	2,966,740
	Capital Markets — 3.4%
13,741	Charles Schwab Corp.	1,446,103
12,446	Intercontinental Exchange, Inc.	1,897,766
		3,343,869
	Chemicals — 1.4%
12,443	PPG Industries, Inc.	1,375,200
	Communications Equipment — 4.3%
35,944	Cisco Systems, Inc.	4,169,145
	Construction Materials — 2.3%
4,357	Martin Marietta Materials, Inc.	2,288,035
	Electrical Equipment — 2.7%
10,942	AMETEK, Inc.	2,644,791
	Electronic Equipment, Instruments & Components — 5.1%
31,218	Amphenol Corp. Class A	5,016,733
	Financial Services — 6.0%
14,810	Global Payments, Inc.	1,245,225
8,091	Mastercard, Inc. Class A	4,636,952
		5,882,177
	Ground Transportation — 4.7%
12,163	Old Dominion Freight Line, Inc.	2,580,259
6,784	Union Pacific Corp.	1,981,810
		4,562,069
	Health Care Equipment & Supplies — 3.3%
21,640	Abbott Laboratories	2,287,348
2,949	Stryker Corp.	960,489
		3,247,837
	Health Care Providers & Services — 2.4%
7,564	Labcorp Holdings, Inc.	2,338,789
	Hotels, Restaurants & Leisure — 6.3%
21,047	Booking Holdings, Inc.	4,059,966
13,692	Yum! Brands, Inc.	2,098,710
		6,158,676
	Insurance — 1.9%
5,437	Chubb Ltd.	1,906,647
	Interactive Media & Service — 7.5%
20,514	Alphabet, Inc. Class C	7,316,318
See Notes to Schedules of Portfolio Investments

45

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 2.8%
13,106	Accenture PLC Class A	$2,174,547
4,092	Gartner, Inc.[1]	617,974
		2,792,521
	Life Sciences Tools & Services — 5.7%
14,527	IQVIA Holdings, Inc.[1]	3,414,136
3,774	Thermo Fisher Scientific, Inc.	2,167,408
		5,581,544
	Machinery — 3.0%
3,046	Parker-Hannifin Corp.	2,974,510
	Oil, Gas & Consumable Fuels — 2.7%
13,294	Chevron Corp.	2,616,658
	Pharmaceuticals — 1.4%
1,171	Eli Lilly & Co.	1,345,292
	Professional Services — 0.4%
2,373	Equifax, Inc.	409,627
	Semiconductors & Semiconductor Equipment — 2.7%
9,423	Texas Instruments, Inc.	2,598,298
	Software — 6.1%
12,897	Microsoft Corp.	5,993,494
	Specialty Retail — 5.3%
3,033	Home Depot, Inc.	1,006,835
8,199	Ross Stores, Inc.	2,058,523
4,061	Ulta Beauty, Inc.[1]	2,082,602
		5,147,960
	Technology Hardware, Storage & Peripherals — 5.2%
16,607	Apple, Inc.	5,130,068
	TOTAL COMMON STOCKS (Cost $32,885,040)	97,816,976
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$256,323	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $256,345, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $261,500, coupon rate of 4.375%, due 7/31/31, market value of $261,469)	256,323
	TOTAL REPURCHASE AGREEMENT (Cost $256,323)	256,323
TOTAL INVESTMENTS (Cost $33,141,363)	100.1%	$98,073,299
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(57,382)
NET ASSETS	100.0%	$98,015,917

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments

46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
COMMON STOCKS* — 99.3%
	Automobile Components — 1.8%
80,254	LCI Industries	$8,214,799
99,079	Visteon Corp.	10,357,719
		18,572,518
	Banks — 10.0%
274,284	Cathay General Bancorp	17,332,006
158,857	Enterprise Financial Services Corp.	10,533,808
357,019	First Busey Corp.	11,017,606
263,385	First Merchants Corp.	11,362,429
888,557	FNB Corp.	16,793,727
214,341	Hancock Whitney Corp.	16,504,257
741,609	Northwest Bancshares, Inc.	11,672,926
484,828	OceanFirst Financial Corp.	9,362,029
		104,578,788
	Biotechnology — 3.5%
431,821	ACADIA Pharmaceuticals, Inc.[1]	11,171,209
316,667	Alkermes PLC[1]	15,513,517
222,099	Vericel Corp.[1]	10,207,670
		36,892,396
	Building Products — 0.9%
639,813	Hayward Holdings, Inc.[1]	9,680,371
	Capital Markets — 5.1%
27,247	Evercore, Inc. Class A	8,734,298
240,762	Marex Group Ltd.	15,630,269
213,252	Stifel Financial Corp.	17,680,723
68,322	Virtus Investment Partners, Inc.	10,887,111
		52,932,401
	Chemicals — 2.1%
163,315	Ashland, Inc.[2]	11,858,302
133,261	Minerals Technologies, Inc.	10,159,819
		22,018,121
	Commercial Services & Supplies — 1.2%
100,896	Brink’s Co.	11,951,131
	Communications Equipment — 1.1%
394,457	Extreme Networks, Inc.[1]	11,888,934
	Construction & Engineering — 4.3%
127,977	Arcosa, Inc.	18,582,260
38,537	Dycom Industries, Inc.[1]	15,456,035
442,555	WillScot Holdings Corp.[2]	10,745,235
		44,783,530
	Containers & Packaging — 1.9%
950,569	Graphic Packaging Holding Co.	10,199,606
241,840	Silgan Holdings, Inc.	9,668,763
		19,868,369
	Diversified Consumer Services — 1.6%
226,065	Frontdoor, Inc.[1]	16,419,101
	Electric Utilities — 0.9%
191,387	Portland General Electric Co.	9,441,121
See Notes to Schedules of Portfolio Investments

47

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 2.9%
82,731	EnerSys	$15,392,102
323,658	Sensata Technologies Holding PLC	14,982,129
		30,374,231
	Electronic Equipment, Instruments & Components — 1.2%
121,218	Itron, Inc.[1]	12,080,586
	Energy Equipment & Services — 0.7%
389,877	Liberty Energy, Inc.	7,294,599
	Financial Services — 3.5%
141,352	Euronet Worldwide, Inc.[1]	10,082,638
303,843	NCR Atleos Corp.[1]	14,289,737
301,201	Radian Group, Inc.	11,743,827
		36,116,202
	Food Products — 0.9%
1,279,004	Flowers Foods, Inc.[2]	8,978,608
	Gas Utilities — 2.0%
175,865	New Jersey Resources Corp.	10,180,825
227,552	Northwest Natural Holding Co.	11,131,844
		21,312,669
	Health Care Equipment & Supplies — 10.1%
287,401	CONMED Corp.	13,306,666
139,295	Globus Medical, Inc. Class A1	10,975,053
180,701	Haemonetics Corp.[1]	15,457,164
75,961	ICU Medical, Inc.[1,2]	12,800,188
106,685	Integer Holdings Corp.[1]	12,931,289
840,194	Integra LifeSciences Holdings Corp.[1]	13,989,230
1,557,529	Neogen Corp.[1]	18,752,649
207,075	Omnicell, Inc.[1]	7,324,243
		105,536,482
	Health Care Providers & Services — 3.9%
149,101	HealthEquity, Inc.[1]	15,001,052
1,027,172	NeoGenomics, Inc.[1,2]	15,705,460
438,481	Option Care Health, Inc.[1]	10,098,217
		40,804,729
	Hotel & Resort REITs — 1.1%
967,413	RLJ Lodging Trust	11,850,809
	Hotels, Restaurants & Leisure — 1.2%
140,352	Boyd Gaming Corp.	11,938,341
	Household Durables — 1.0%
271,807	La-Z-Boy, Inc.	10,703,760
	Household Products — 0.9%
457,251	Energizer Holdings, Inc.	9,588,554
	Industrial REITs — 1.0%
260,690	STAG Industrial, Inc.	9,973,999
	Interactive Media & Services — 2.4%
327,764	Cargurus, Inc.[1]	11,878,168
249,691	Ziff Davis, Inc.[1,2]	13,253,598
		25,131,766
See Notes to Schedules of Portfolio Investments

48

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 2.7%
1,081,595	DXC Technology Co.[1]	$12,157,128
576,315	Everforth, Inc.[1]	16,390,399
		28,547,527
	Leisure Equipment & Products — 1.1%
235,596	YETI Holdings, Inc.[1]	11,530,068
	Machinery — 1.9%
269,949	Enerpac Tool Group Corp.	9,647,977
99,329	Franklin Electric Co., Inc.	10,401,733
		20,049,710
	Media — 1.0%
52,842	Nexstar Media Group, Inc.	10,067,986
	Multi-Utilities — 1.0%
144,821	Black Hills Corp.	10,312,703
	Office REITs — 1.0%
1,102,919	Piedmont Realty Trust, Inc.[1]	10,687,285
	Oil, Gas & Consumable Fuels — 4.1%
310,480	CNX Resources Corp.[1,2]	11,115,184
468,494	SM Energy Co.	15,235,425
399,455	World Kinect Corp.	15,922,276
		42,272,885
	Pharmaceuticals — 2.0%
211,591	Prestige Consumer Healthcare, Inc.[1]	10,626,100
217,824	Supernus Pharmaceuticals, Inc.[1]	9,721,485
		20,347,585
	Professional Services — 2.6%
30,879	CACI International, Inc. Class A1	15,370,022
143,664	Korn Ferry	11,819,238
		27,189,260
	Real Estate Management & Development — 1.0%
809,620	Cushman & Wakefield Ltd.[1]	10,865,100
	Retail REITs — 1.0%
296,962	InvenTrust Properties Corp.	10,515,424
	Semiconductors & Semiconductor Equipment — 1.3%
159,232	Diodes, Inc.[1]	13,107,978
	Software — 5.9%
456,725	Braze, Inc. Class A1,2	11,381,587
494,783	Five9, Inc.[1]	13,611,480
327,406	Progress Software Corp.[1]	13,289,409
189,407	SPS Commerce, Inc.[1]	13,900,580
312,642	Teradata Corp.[1]	9,688,776
		61,871,832
	Specialty Retail — 3.4%
216,181	Academy Sports & Outdoors, Inc.[2]	10,257,789
50,310	Asbury Automotive Group, Inc.[1]	11,656,827
339,379	Valvoline, Inc.[1]	13,035,547
		34,950,163
See Notes to Schedules of Portfolio Investments

49

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 2.1%
135,408	Boise Cascade Co.	$10,342,463
32,966	WESCO International, Inc.	11,323,491
		21,665,954
	TOTAL COMMON STOCKS (Cost $758,403,998)	1,034,693,576
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$5,071,707	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $5,072,155, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $5,166,300, coupon rate of 3.375%, due 2/29/28, market value of $5,173,269)	5,071,707
	TOTAL REPURCHASE AGREEMENT (Cost $5,071,707)	5,071,707
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.6%
27,054,171	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%[3]	27,054,171
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $27,054,171)	27,054,171
TOTAL INVESTMENTS (Cost $790,529,876)	102.4%	$1,066,819,454
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.4)	(25,060,181)
NET ASSETS	100.0%	$1,041,759,273

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.
See Notes to Schedules of Portfolio Investments

50

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 3.6%
2,315	RTX Corp.	$498,234
	Banks — 6.4%
1,616	JPMorgan Chase & Co.	568,493
1,274	PNC Financial Services Group, Inc.	318,334
		886,827
	Beverages — 1.4%
1,383	PepsiCo, Inc.	193,011
	Biotechnology — 2.0%
703	Amgen, Inc.	270,767
	Capital Markets — 10.1%
586	Ameriprise Financial, Inc.	319,862
185	Blackrock, Inc.	201,722
3,614	Charles Schwab Corp.	380,338
2,333	Morgan Stanley	490,910
		1,392,832
	Chemicals — 3.5%
526	Linde PLC	251,628
2,123	PPG Industries, Inc.	234,634
		486,262
	Communications Equipment — 2.9%
3,401	Cisco Systems, Inc.	394,482
	Electric Utilities — 2.1%
6,294	Exelon Corp.	288,391
	Electrical Equipment — 2.3%
766	Eaton Corp. PLC	318,043
	Electronic Equipment, Instruments & Components — 2.9%
1,973	TE Connectivity PLC	405,826
	Entertainment — 2.6%
3,794	Walt Disney Co.	364,945
	Financial Services — 1.4%
4,248	Fidelity National Information Services, Inc.	190,183
	Food Products — 1.3%
2,819	Mondelez International, Inc. Class A	175,652
	Ground Transportation — 2.7%
1,294	Union Pacific Corp.	378,016
	Health Care Equipment & Supplies — 6.3%
3,166	Abbott Laboratories	334,646
1,443	Becton Dickinson & Co.	238,990
3,496	Medtronic PLC	298,523
		872,159
	Health Care Providers & Services — 3.0%
1,768	Quest Diagnostics, Inc.	411,962
	Hotels, Restaurants & Leisure — 3.9%
1,079	McDonald’s Corp.	292,021
2,306	Starbucks Corp.	242,706
		534,727
See Notes to Schedules of Portfolio Investments

51

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2026 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 1.3%
1,225	Procter & Gamble Co.	$177,000
	Insurance — 5.1%
1,857	Allstate Corp.	490,397
570	Everest Group Ltd.	213,265
		703,662
	IT Services — 1.3%
1,114	Accenture PLC Class A	184,835
	Machinery — 6.8%
1,535	IDEX Corp.	353,741
716	Illinois Tool Works, Inc.	205,456
917	Snap-on, Inc.	376,346
		935,543
	Media — 1.6%
2,768	Omnicom Group, Inc.	217,842
	Multi-Utilities — 2.5%
2,396	DTE Energy Co.	339,921
	Oil, Gas & Consumable Fuels — 5.2%
1,594	Chevron Corp.	313,747
1,902	Phillips 66	402,615
		716,362
	Pharmaceuticals — 3.4%
3,719	Bristol-Myers Squibb Co.	242,888
913	Johnson & Johnson	234,047
		476,935
	Professional Services — 2.4%
2,789	Paychex, Inc.	325,867
	Semiconductors & Semiconductor Equipment — 3.7%
1,847	Texas Instruments, Inc.	509,292
	Specialty Retail — 3.4%
691	Home Depot, Inc.	229,384
954	Ross Stores, Inc.	239,521
		468,905
	Technology Hardware, Storage & Peripherals — 1.5%
1,133	NetApp, Inc.	202,241
	Trading Companies & Distributors — 2.9%
1,718	Ferguson Enterprises, Inc.	402,579
	TOTAL COMMON STOCKS (Cost $7,858,745)	13,723,303
See Notes to Schedules of Portfolio Investments

52

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.6%
$86,501	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $86,508, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $88,200, coupon rate of 3.375%, due 2/29/28, market value of $88,405)	$86,501
TOTAL REPURCHASE AGREEMENT (Cost $86,501)		86,501
TOTAL INVESTMENTS (Cost $7,945,246)	100.1%	$13,809,804
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(7,954)
NET ASSETS	100.0%	$13,801,850

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments

53

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS* — 13.4%
22,100	State Street SPDR S&P 500 ETF Trust[1]	$16,509,363
30,000	Vanguard S&P 500 ETF[1]	20,599,500
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	37,108,863
Face Amount
U.S. TREASURY BILLS* — 7.2%
$4,380,000	U.S. Treasury Bill, 3.347% due 08/11/26	4,376,489
15,630,000	U.S. Treasury Bill, 3.676% due 10/6/26[1]	15,528,190
	TOTAL U.S. TREASURY BILLS (Cost $19,900,823)	19,904,679
REPURCHASE AGREEMENT* — 0.0%
12,788	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $12,789, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $13,100, coupon rate of 3.375%, due 2/29/28, market value of $13,191)	12,788
	TOTAL REPURCHASE AGREEMENT (Cost $12,788)	12,788
Shares
INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS* — 6.0%
16,527,583	Goldman Sachs Financial Square Treasury Obligations Fund - Administration Class, 3.380%[1,2]	16,527,583
	TOTAL INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS (Cost $16,527,583)	16,527,583
TOTAL PURCHASED OPTIONS (#) (Cost $413,440,317)	135.0%	374,281,250
TOTAL INVESTMENTS (Cost $456,312,120)	161.6%	$447,835,163
LIABILITIES IN EXCESS OF OTHER ASSETS	(61.6)	(170,719,313)
NET ASSETS[3]	100.0%	$277,115,850

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]
Represents an investment of collateral pledged to secure open written call and put options contracts. Registered investment company advised by Goldman Sachs Asset Management. The rate shown is the 7 day yield as of July 31, 2026.

[3]	Cash in the amount of $25,067 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments

54

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	6,300.00	09/18/26	USD	2,950	$2,209,467,400	$362,112,500	$387,347,950	$(25,235,450)
PUTS:
S&P 500 Index	OCC**	7,000.00	09/18/26	USD	2,950	2,209,467,400	12,168,750	26,092,367	(13,923,617)
TOTAL PURCHASED OPTIONS						$4,418,934,800	$374,281,250	$413,440,317	$(39,159,067)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	7,000.00	09/18/26	USD	2,950	2,209,467,400	(165,377,000)	(190,463,328)	25,086,328
PUTS:
S&P 500 Index	OCC**	7,350.00	08/21/26	USD	295	220,946,740	(1,241,950)	(2,794,880)	1,552,930
S&P 500 Index	OCC**	7,400.00	08/21/26	USD	20	14,979,440	(105,700)	(171,390)	65,690
S&P 500 Index	OCC**	6,300.00	09/18/26	USD	2,950	2,209,467,400	(3,540,000)	(4,942,046)	1,402,046
TOTAL PUTS						$2,445,393,580	$(4,887,650)	$(7,908,316)	$3,020,666
TOTAL WRITTEN OPTIONS						$4,654,860,980	$(170,264,650)	$(198,371,644)	$28,106,994

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments

55

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2026 - (Unaudited)

Shares		Value
EXCHANGE-TRADED FUNDS* — 33.6%
14,000	iShares Core MSCI Emerging Markets ETF[1]	$1,086,540
48,400	iShares MSCI Emerging Markets ETF[1]	3,101,956
60,000	Vanguard FTSE All-World ex-U.S. ETF[1]	4,971,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,854)	9,159,496
Face Amount
U.S. TREASURY BILL* — 8.2%
$2,240,000	U.S. Treasury Bill, 3.706% due 10/6/26	2,225,410
	TOTAL U.S. TREASURY BILL (Cost $2,224,864)	2,225,410
REPURCHASE AGREEMENT* — 0.1%
35,007	With Fixed Income Clearing Corp., dated 7/31/26, 1.06%, principal and interest in the amount of $35,010, due 8/3/26, (collateralized by a U.S. Treasury Note with a par value of $35,700, coupon rate of 3.375%, due 2/29/28, market value of $35,788)	35,007
	TOTAL REPURCHASE AGREEMENT (Cost $35,007)	35,007
Shares
INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS* — 3.4%
940,899	Goldman Sachs Financial Square Treasury Obligations Fund - Administration Class, 3.380%[1,2]	940,899
	TOTAL INVESTMENT OF COLLATERAL PLEDGED FOR WRITTEN OPTIONS (Cost $940,899)	940,899
TOTAL PURCHASED OPTIONS (#) (Cost $24,583,348)	86.0%	23,448,000
TOTAL INVESTMENTS (Cost $34,649,972)	131.3%	$35,808,812
LIABILITIES IN EXCESS OF OTHER ASSETS	(31.3)	(8,533,055)
NET ASSETS[3]	100.0%	$27,275,757

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]
Represents an investment of collateral pledged to secure open written call and put options contracts. Registered investment company advised by Goldman Sachs Asset Management. The rate shown is the 7 day yield as of July 31, 2026.

[3]	Cash in the amount of $150,404 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments

56

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2026 - (Unaudited)

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	6,000.00	09/18/26	USD	150	$112,345,800	$22,829,250	$23,358,811	$(529,561)
PUTS:
S&P 500 Index	OCC**	7,000.00	09/18/26	USD	150	112,345,800	618,750	1,224,537	(605,787)
TOTAL PURCHASED OPTIONS						$224,691,600	$23,448,000	$24,583,348	$(1,135,348)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	7,000.00	09/18/26	USD	150	112,345,800	(8,409,000)	(9,411,334)	1,002,334
PUTS:
Russell 2000 Index	OCC**	2,850.00	08/21/26	USD	5	1,465,670	(11,300)	(17,785)	6,485
S&P 500 Index	OCC**	7,350.00	08/21/26	USD	5	3,744,860	(21,050)	(50,735)	29,685
S&P 500 Index	OCC**	7,400.00	08/21/26	USD	20	14,979,440	(105,700)	(242,585)	136,885
S&P 500 Index	OCC**	6,000.00	09/18/26	USD	150	112,345,800	(120,750)	(324,237)	203,487
TOTAL PUTS						$132,535,770	$(258,800)	$(635,342)	$376,542
TOTAL WRITTEN OPTIONS						$244,881,570	$(8,667,800)	$(10,046,676)	$1,378,876

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments

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THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited)
Fair Value Hierarchy as of Period End: Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Disciplined U.S. Equity Portfolio, Disciplined U.S. Growth Equity Portfolio, Disciplined U.S. Value Equity Portfolio, Disciplined International Equity Portfolio, Energy Resilience Portfolio, SMID Core Equity Portfolio, Long/Short Equity Portfolio, Total Market Plus Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy, at July 31, 2026. The Disciplined U.S. Small Cap Equity Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy and rights which were valued at Level 3 of the hierarchy, at July 31, 2026. Level 3 investments held as of fiscal year-end, in relation to net assets, were not significant.
The following is a summary of the inputs used as of July 31, 2026 in valuing the assets and liabilities of the Secured Options Portfolio and Global Secured Options Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$37,108,863	$—	$—	$37,108,863
U.S. Treasury Bills	—	19,904,679	—	19,904,679
Repurchase Agreement	—	12,788	—	12,788
Investment Of Collateral Pledged For Written Options	16,527,583	—	—	16,527,583
Purchased Options
Calls	—	362,112,500	—	362,112,500
Puts	—	12,168,750	—	12,168,750
Total Purchased Options	—	374,281,250	—	374,281,250
Total Investments	53,636,446	394,198,717	—	447,835,163
Total	$53,636,446	$394,198,717	$—	$447,835,163

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THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(165,377,000)	$—	$(165,377,000)
Puts	—	(4,887,650)	—	(4,887,650)
Total Written Options	—	(170,264,650)	—	(170,264,650)
Total	$—	$(170,264,650)	$—	$(170,264,650)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$9,159,496	$—	$—	$9,159,496
U.S. Treasury Bill	—	2,225,410	—	2,225,410
Repurchase Agreement	—	35,007	—	35,007
Investment Of Collateral Pledged For Written Options	940,899	—	—	940,899
Purchased Options
Calls	—	22,829,250	—	22,829,250
Puts	—	618,750	—	618,750
Total Purchased Options	—	23,448,000	—	23,448,000
Total Investments	10,100,395	25,708,417	—	35,808,812
Total	$10,100,395	$25,708,417	$—	$35,808,812
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(8,409,000)	$—	$(8,409,000)
Puts	—	(258,800)	—	(258,800)
Total Written Options	—	(8,667,800)	—	(8,667,800)
Total	$—	$(8,667,800)	$—	$(8,667,800)

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